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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2015

Item 1. Schedule of Investments.

Portfolio of Investments

CMG Ultra Short Term Bond Fund

April 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 55.1%
Automotive 3.5%
American Honda Finance Corp. (a)
10/07/16	0.771%	$12,200,000	$12,256,205
Daimler Finance North America LLC (a)(b)
08/01/17	0.618%	7,500,000	7,486,680
Ford Motor Credit Co. LLC
09/15/15	5.625%	5,000,000	5,086,575
01/15/16	2.500%	5,000,000	5,053,130
PACCAR Financial Corp.
06/05/15	1.050%	4,000,000	4,002,675
Toyota Motor Credit Corp.
01/12/18	1.450%	7,000,000	7,045,395
Volkswagen Group of America Finance LLC (a)(b)
11/20/17	0.701%	7,000,000	6,989,213
Volkswagen International Finance NV (a)(b)
11/18/16	0.696%	3,000,000	3,006,510
Total			50,926,383
Banking 16.1%
American Express Credit Corp. (a)
07/29/16	0.789%	10,000,000	10,031,520
Australia and New Zealand Banking Group Ltd. (a)(b)
05/07/15	0.456%	7,500,000	7,500,233
01/10/17	0.651%	10,000,000	10,008,360
BB&T Corp.
12/01/16	1.050%	9,000,000	9,018,855
Bank of America Corp.
01/11/16	1.250%	10,000,000	10,027,670
Bank of Montreal (a)
07/15/16	0.795%	12,500,000	12,560,850
Bank of New York Mellon Corp. (The) (a)
10/23/15	0.507%	15,000,000	15,013,650
Bank of Nova Scotia (The)
10/09/15	0.750%	5,000,000	5,008,650
Canadian Imperial Bank of Commerce
07/18/16	1.350%	7,500,000	7,555,740
Capital One Financial Corp.
06/01/15	5.500%	10,000,000	10,040,567
07/15/16	3.150%	2,500,000	2,561,135
Citigroup, Inc.
04/01/16	1.300%	10,000,000	10,034,400
Fifth Third Bancorp
01/25/16	3.625%	10,000,000	10,204,200
Goldman Sachs Group, Inc. (The)
08/01/15	3.700%	5,000,000	5,037,645
Goldman Sachs Group, Inc. (The) (a)
03/22/16	0.715%	10,000,000	9,997,440
Huntington National Bank (The)
08/02/16	1.350%	9,035,000	9,051,769
JPMorgan Chase & Co.
07/05/16	3.150%	7,500,000	7,692,870

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
JPMorgan Chase Bank NA (a)
06/13/16	0.600%	$7,500,000	$7,481,873
Morgan Stanley
04/29/16	3.800%	10,000,000	10,290,630
National Bank of Canada
06/26/15	1.500%	5,000,000	5,008,662
National Bank of Canada (a)
11/06/15	0.420%	10,000,000	9,998,910
Royal Bank of Canada (a)
02/03/17	0.539%	15,000,000	15,012,975
Toronto-Dominion Bank (The) (a)
07/13/16	0.446%	5,000,000	5,001,865
09/09/16	0.724%	7,500,000	7,530,015
U.S. Bancorp
07/27/15	2.450%	5,000,000	5,022,535
Wells Fargo & Co. (a)
06/15/16	3.676%	5,000,000	5,162,830
Wells Fargo Bank NA
07/20/15	0.750%	10,000,000	10,007,650
Total			231,863,499
Cable and Satellite 0.9%
DIRECTV Holdings LLC/Financing Co., Inc.
02/15/16	3.125%	7,500,000	7,626,757
NBCUniversal Enterprise, Inc. (a)(b)
04/15/16	0.812%	5,625,000	5,643,124
Total			13,269,881
Construction Machinery 1.3%
Caterpillar Financial Services Corp.
05/29/15	1.100%	3,000,000	3,002,303
Caterpillar Financial Services Corp. (a)
02/26/16	0.501%	4,990,000	4,998,094
John Deere Capital Corp.
12/15/16	1.050%	3,000,000	3,013,032
01/13/17	2.000%	7,000,000	7,145,586
Total			18,159,015
Electric 3.8%
DTE Energy Co.
06/01/16	6.350%	8,780,000	9,293,006
Duke Energy Indiana, Inc. (a)
07/11/16	0.626%	3,500,000	3,503,248
Duke Energy Progress, Inc. (a)
03/06/17	0.464%	6,250,000	6,240,669
Georgia Power Co.
08/10/15	0.750%	7,155,000	7,161,046
NSTAR Electric Co. (a)
05/17/16	0.497%	5,000,000	4,995,355
National Rural Utilities Cooperative Finance Corp. (a)
11/23/16	0.562%	10,000,000	10,008,980

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
NextEra Energy Capital Holdings, Inc.
09/01/15	2.600%	$5,000,000	$5,031,475
Southern California Edison Co.
11/01/17	1.250%	2,000,000	2,002,296
Southern Co. (The)
09/15/15	2.375%	6,531,000	6,576,704
Total			54,812,779
Finance Companies 1.0%
General Electric Capital Corp.
01/08/16	1.000%	10,000,000	10,044,130
General Electric Capital Corp. (a)
01/09/17	0.554%	5,000,000	5,012,715
Total			15,056,845
Food and Beverage 2.8%
Anheuser-Busch InBev Finance, Inc. (a)
01/27/17	0.467%	5,000,000	4,990,120
Anheuser-Busch InBev Worldwide, Inc.
07/15/17	1.375%	8,300,000	8,363,205
ConAgra Foods, Inc. (a)
07/21/16	0.646%	5,000,000	4,981,430
FBG Finance Pty Ltd. (b)
06/01/16	7.875%	8,750,000	9,367,076
General Mills, Inc. (a)
01/29/16	0.579%	2,625,000	2,624,808
PepsiCo, Inc.
08/13/15	0.700%	7,000,000	7,006,300
PepsiCo, Inc. (a)
02/26/16	0.471%	3,275,000	3,280,247
Total			40,613,186
Health Care 1.8%
AmerisourceBergen Corp.
05/15/17	1.150%	7,500,000	7,491,300
Becton Dickinson and Co. (a)
06/15/16	0.721%	5,000,000	5,005,820
Express Scripts Holding Co.
05/15/16	3.125%	7,500,000	7,672,950
McKesson Corp.
03/10/17	1.292%	5,000,000	5,012,190
Total			25,182,260
Healthcare Insurance 1.2%
UnitedHealth Group, Inc.
12/15/17	1.400%	3,700,000	3,729,500
WellPoint, Inc.
09/10/15	1.250%	13,275,000	13,302,254
Total			17,031,754

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy 1.2%
Canadian Natural Resources Ltd. (a)
03/30/16	0.648%	$5,000,000	$4,993,150
Devon Energy Corp. (a)
12/15/15	0.721%	7,500,000	7,490,062
Occidental Petroleum Corp.
02/01/16	2.500%	5,080,000	5,148,931
Total			17,632,143
Integrated Energy 1.5%
BP Capital Markets PLC
03/11/16	3.200%	7,500,000	7,664,857
Shell International Finance BV
03/22/17	5.200%	5,595,000	6,047,166
Total Capital International SA
01/10/17	1.000%	7,500,000	7,530,863
Total			21,242,886
Life Insurance 2.6%
Metropolitan Life Global Funding I (a)(b)
07/15/16	0.805%	7,500,000	7,534,710
04/10/17	0.651%	7,500,000	7,518,900
New York Life Global Funding (a)(b)
09/06/16	0.364%	15,000,000	14,995,710
Prudential Financial, Inc.
09/17/15	4.750%	7,000,000	7,105,070
Total			37,154,390
Media and Entertainment 0.4%
Thomson Reuters Corp.
05/23/16	0.875%	6,405,000	6,401,778
Metals 0.5%
Rio Tinto Finance USA PLC
08/21/17	1.625%	7,474,000	7,508,754
Midstream 0.9%
TransCanada PipeLines Ltd. (a)
01/12/18	1.066%	12,500,000	12,476,425
Natural Gas 0.6%
Sempra Energy
06/01/16	6.500%	8,640,000	9,159,091
Oil Field Services 1.0%
Halliburton Co.
08/01/16	1.000%	6,500,000	6,520,143

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Oil Field Services (continued)
Noble Holding International Ltd.
03/01/16	3.050%	$8,425,000	$8,476,005
Total			14,996,148
Pharmaceuticals 2.4%
AbbVie, Inc.
11/06/15	1.200%	7,000,000	7,017,780
Actavis Funding SCS (a)
09/01/16	1.143%	4,750,000	4,762,664
Amgen, Inc.
11/15/16	2.500%	7,500,000	7,669,215
Bayer US Finance LLC (a)(b)
10/07/16	0.521%	3,000,000	3,000,597
GlaxoSmithKline Capital, Inc.
03/18/16	0.700%	5,000,000	5,010,225
Roche Holdings, Inc. (b)
09/29/17	1.350%	7,500,000	7,560,645
Total			35,021,126
Property & Casualty 1.9%
Berkshire Hathaway Finance Corp. (a)
01/10/17	0.421%	5,000,000	5,004,190
01/12/18	0.576%	10,000,000	10,026,130
Transatlantic Holdings, Inc.
12/14/15	5.750%	1,547,000	1,591,164
Travelers Companies, Inc. (The)
06/20/16	6.250%	10,000,000	10,629,170
Total			27,250,654
Railroads 0.5%
Canadian National Railway Co. (a)
11/06/15	0.480%	6,820,000	6,821,698
Retail REIT 1.2%
Kimco Realty Corporation
03/15/16	5.783%	7,500,000	7,799,535
Simon Property Group LP
06/15/15	5.100%	10,000,000	10,052,516
Total			17,852,051
Retailers 1.2%
CVS Health Corp.
12/05/16	1.200%	10,000,000	10,061,530
Wal-Mart Stores, Inc.
04/21/17	1.000%	7,500,000	7,532,333
Total			17,593,863

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Supranational 1.4%
Inter-American Development Bank (a)
02/11/16	0.220%	$20,000,000	$20,001,380

Technology 2.8%
Apple, Inc.
05/03/16	0.450%	5,000,000	5,003,010
05/05/17	1.050%	7,500,000	7,543,388
Cisco Systems, Inc.
03/03/17	1.100%	5,000,000	5,032,790
Cisco Systems, Inc. (a)
03/03/17	0.542%	5,000,000	5,015,285
International Business Machines Corp.
02/06/18	1.125%	5,000,000	4,998,125
Oracle Corp. (a)
07/07/17	0.471%	12,500,000	12,515,162
Total			40,107,760
Tobacco 0.4%
Altria Group, Inc.
09/11/15	4.125%	6,000,000	6,075,864
Transportation Services 0.8%
ERAC U.S.A. Finance LLC (b)
05/01/15	5.600%	5,000,000	5,000,635
11/15/15	5.900%	6,000,000	6,156,630
Total			11,157,265
Wirelines 1.4%
AT&T, Inc.
08/15/16	2.400%	10,000,000	10,161,470
Verizon Communications, Inc.
06/09/17	1.350%	5,000,000	4,997,100
Verizon Communications, Inc. (a)
06/09/17	0.664%	5,000,000	4,994,565
Total			20,153,135
Total Corporate Bonds & Notes (Cost: $794,526,239)			$795,522,013

Residential Mortgage-Backed Securities - Agency 0.1%
Federal Home Loan Mortgage Corp. (a)(c)
02/01/36	2.384%	213,447	229,226
Federal National Mortgage Association (a)(c)
03/01/34	2.755%	146,439	150,046
Federal National Mortgage Association (c)
CMO Series 2011-18 Class EM
06/25/37	4.000%	867,461	875,437
Total Residential Mortgage-Backed Securities - Agency (Cost: $1,253,757)			$1,254,709

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency —%
Government National Mortgage Association Series 2010-141 Class A (c)
08/16/31	1.864%	$42,468	$42,451
Total Commercial Mortgage-Backed Securities - Agency (Cost: $42,991)			$42,451

Commercial Mortgage-Backed Securities - Non-Agency 11.1%
Banc of America Commercial Mortgage Trust (a)(c)
Series 2006-1 Class A1A
09/10/45	5.378%	9,154,519	9,362,226
Series 2006-1 Class A4
09/10/45	5.372%	14,169,179	14,342,294
Series 2006-4 Class A1A
07/10/46	5.617%	13,430,470	14,063,811
Banc of America Merrill Lynch Commercial Mortgage, Inc. (a)(c)
Series 2005-4 Class A5B
07/10/45	4.997%	9,100,000	9,136,327
Series 2005-6 Class A4
09/10/47	5.331%	12,000,811	12,092,510
Bear Stearns Commercial Mortgage Securities Trust Series 2005-PWR8 Class A4 (c)
06/11/41	4.674%	2,442,176	2,441,014
Credit Suisse Commercial Mortgage Trust Series 2006-C3 Class A3 (a)(c)
06/15/38	6.000%	9,044,054	9,308,068
GE Capital Commercial Mortgage Corp. Series 2005-C3 Class A7B (a)(c)
07/10/45	5.035%	10,000,000	10,052,100
GMAC Commercial Mortgage Securities, Inc. Series 2006-C1 Class A1A (a)(c)
11/10/45	5.233%	15,227,677	15,457,600
JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-CB12 Class A4 (c)
09/12/37	4.895%	6,848,166	6,863,595
LB-UBS Commercial Mortgage Trust (a)(c)
Series 2005-C7 Class A4
11/15/30	5.197%	2,592,817	2,606,388
Series 2006-C3 Class A4
03/15/39	5.661%	6,440,600	6,586,763
Series 2006-C4 Class A4
06/15/38	6.028%	8,462,985	8,786,981
LB-UBS Commercial Mortgage Trust (c)
Series 2006-C1 Class A4
02/15/31	5.156%	9,714,002	9,841,353
Series 2007-C2 Class A3
02/15/40	5.430%	6,935,014	7,325,032
Merrill Lynch Mortgage Trust Series 2005-CKI1 Class A6 (a)(c)
11/12/37	5.448%	9,661,880	9,716,662

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Morgan Stanley Capital I Trust Series 2006-T21 Class A4 (a)(c)
10/12/52	5.162%	$6,738,000	$6,810,373
Wachovia Bank Commercial Mortgage Trust Series 2006-C24 Class A1A (a)(c)
03/15/45	5.557%	5,581,477	5,733,561
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $165,712,644)			$160,526,658

Asset-Backed Securities - Non-Agency 18.1%
ARI Fleet Lease Trust (b)
Series 2013-A Class A2
12/15/15	0.700%	1,349,331	1,349,426
Series 2014-A Class A2
11/15/22	0.810%	3,270,220	3,264,675
Ally Auto Receivables Trust Series 2014-2 Class A2
07/17/17	0.680%	10,000,000	10,001,470
Ally Master Owner Trust (a)
Series 2013-1 Class A1
02/15/18	0.632%	7,500,000	7,510,741
Series 2013-3 Class A
09/15/18	0.702%	5,000,000	5,015,436
AmeriCredit Automobile Receivables Trust
Series 2014-2 Class A2A
10/10/17	0.540%	4,639,469	4,634,906
Series 2015-1 Class A2A
04/09/18	0.770%	7,000,000	6,996,328
American Credit Acceptance Receivables Trust (b)
Series 2013-1 Class A
04/16/18	1.450%	797,545	798,774
Series 2013-2 Class A
02/15/17	1.320%	285,575	285,651
Series 2014-1 Class A
03/12/18	1.140%	863,424	863,719
Series 2014-3 Class A
08/10/18	0.990%	2,979,427	2,977,918
Barclays Dryrock Issuance Trust Series 2014-1 Class A (a)
12/16/19	0.542%	7,500,000	7,499,459
CIT Equipment Collateral Series 2014-VT1 Class A2 (b)
05/22/17	0.860%	6,750,000	6,748,199
CNH Equipment Trust Series 2014-A Class A2
06/15/17	0.490%	1,535,767	1,535,308
California Republic Auto Receivables Trust Series 2014-3 Class A2
06/15/17	0.630%	3,860,544	3,860,340
Capital Auto Receivables Asset Trust Series 2014-3 Class A1 (a)
02/21/17	0.501%	7,000,000	6,995,831

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Chesapeake Funding LLC (a)(b)
Series 2011-2A Class A
04/07/24	1.428%	$6,503,510	$6,553,295
Series 2012-1A Class A
11/07/23	0.924%	1,064,223	1,064,631
Series 2014-1A Class A
03/07/26	0.598%	8,257,496	8,257,620
Chrysler Capital Auto Receivables Trust Series 2014-BA Class A2 (b)
09/15/17	0.690%	9,003,017	9,003,966
DT Auto Owner Trust (b)
Series 2014-1A Class A
07/17/17	0.660%	658,420	658,352
Series 2014-3A Class A
04/16/18	0.980%	3,153,121	3,150,952
Series 2015-1A Class A
09/17/18	1.060%	5,989,550	5,987,252
Enterprise Fleet Financing LLC (b)
Series 2014-1 Class A2
09/20/19	0.870%	5,003,720	5,000,169
Series 2014-2 Class A2
03/20/20	1.050%	5,450,000	5,447,455
Exeter Automobile Receivables Trust (b)
Series 2014-2A Class A
08/15/18	1.060%	774,177	772,302
Series 2014-3A Class A
01/15/19	1.320%	5,603,980	5,596,216
Series 2015-1A Class A
06/17/19	1.600%	4,988,709	4,983,085
Ford Credit Auto Owner Trust
Series 2014-A Class A2
11/15/16	0.480%	1,631,533	1,631,663
Series 2014-B Class A2
03/15/17	0.470%	5,127,916	5,127,929
Ford Credit Floorplan Master Owner Trust Series 2013-5 Class A2 (a)
09/15/18	0.652%	8,000,000	8,018,784
GE Capital Credit Card Master Note Trust Series 2012-4 Class A (a)
06/15/18	0.482%	5,000,000	5,000,445
GE Dealer Floorplan Master Note Trust Series 2014-1 Class A (a)
07/20/19	0.561%	5,000,000	4,999,899
GE Equipment Small Ticket LLC Series 2014-1A Class A2 (b)
08/24/16	0.590%	4,084,622	4,084,559
GE Equipment Transportation LLC
Series 2013-2 Class A2
06/24/16	0.610%	1,473,747	1,473,625
Series 2014-1 Class A2
12/23/16	0.550%	2,583,020	2,582,744
Series 2015-1 Class A2
11/24/17	0.890%	4,285,000	4,285,181
GM Financial Automobile Leasing Trust Series 2015-1 Class A2
12/20/17	1.100%	9,000,000	9,008,531

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
GreatAmerica Leasing Receivables Funding LLC Series 2014-1 Class A2 (b)
05/15/16	0.610%	$5,556,694	$5,554,875
Harley-Davidson Motorcycle Trust Series 2015-1 Class A2A
01/15/19	0.800%	4,000,000	3,997,421
Hertz Fleet Lease Funding LP Series 2014-1 Class A (a)(b)
04/10/28	0.581%	8,000,000	8,000,000
Honda Auto Receivables Owner Trust Series 2014-4 Class A2
01/17/17	0.580%	3,000,000	2,999,795
Hyundai Auto Lease Securitization Trust Series 2014-B Class A2 (b)
02/15/17	0.610%	6,642,464	6,643,251
MMAF Equipment Finance LLC Series 2013-AA Class A2 (b)
05/09/16	0.690%	1,562,658	1,562,937
Macquarie Equipment Funding Trust Series 2014-A Class A2 (b)
11/21/16	0.800%	8,565,000	8,575,809
Nations Equipment Finance Funding I LLC Series 2013-1A Class A (b)
11/20/16	1.697%	184,809	184,920
Navitas Equipment Receivables LLC Series 2013-1 Class A (b)
11/15/16	1.950%	1,320,269	1,320,181
Nissan Auto Lease Trust Series 2013-B Class A2A
01/15/16	0.570%	1,703,054	1,703,281
Prestige Auto Receivables Trust (b)
Series 2013-1A Class A2
02/15/18	1.090%	836,565	837,680
Series 2014-1A Class A2
03/15/18	0.970%	1,233,871	1,233,850
SLM Private Education Loan Trust (a)(b)
Series 2011-A Class A1
10/15/24	1.182%	657,895	660,520
Series 2011-B Class A1
12/16/24	1.032%	1,428,427	1,432,701
Series 2012-B Class A1
12/15/21	1.282%	312,338	312,935
Series 2013-A Class A1
08/15/22	0.782%	2,457,398	2,459,560
SLM Student Loan Trust Series 2006-1 Class A4 (a)
07/25/19	0.367%	7,774,217	7,758,606
SMART Trust Series 2012-4US Class A3B (a)
03/14/17	0.729%	2,188,224	2,188,710
Santander Drive Auto Receivables Trust
Series 2014-1 Class A2A
06/15/17	0.660%	2,749,023	2,749,365
Series 2014-3 Class A2A

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
08/15/17	0.540%	$1,989,752	$1,989,479
TCF Auto Receivables Owner Trust Series 2014-1A Class A2 (b)
05/15/17	0.590%	4,341,734	4,341,493
Volkswagen Auto Lease Trust Series 2015-A Class A2A
06/20/17	0.870%	7,000,000	7,001,356
Volvo Financial Equipment LLC Series 2014-1A Class A2 (b)
11/15/16	0.540%	3,824,310	3,823,593
Westlake Automobile Receivables Trust Series 2014-1A Class A2 (b)
05/15/17	0.700%	3,195,626	3,192,853
World Omni Master Owner Trust Series 2013-1 Class A (a)(b)
02/15/18	0.532%	8,070,000	8,071,925
Total Asset-Backed Securities - Non-Agency (Cost: $261,557,487)			$261,623,932

U.S. Treasury Obligations 4.8%
U.S. Treasury
05/31/15	0.250%	10,000,000	10,001,589
03/31/16	0.375%	19,500,000	19,524,375
06/15/16	0.500%	15,000,000	15,030,030
10/31/16	0.375%	10,000,000	9,987,500
02/28/17	0.500%	10,000,000	9,992,187
06/15/17	0.875%	5,000,000	5,023,438
Total U.S. Treasury Obligations (Cost: $69,375,208)			$69,559,119

U.S. Government & Agency Obligations 6.3%
Federal Farm Credit Banks (a)
10/26/15	0.211%	20,000,000	20,007,980
10/26/15	0.231%	20,000,000	20,009,880
02/24/16	0.232%	35,000,000	35,025,025
Federal National Mortgage Association
10/26/15	1.625%	10,000,000	10,073,630
Federal National Mortgage Association (a)
08/26/16	0.201%	6,000,000	6,002,322
Total U.S. Government & Agency Obligations (Cost: $91,045,925)			$91,118,837

Foreign Government Obligations 0.7%
Canada 0.7%
Province of Nova Scotia
07/21/15	2.375%	10,000,000	10,042,300
Total Foreign Government Obligations (Cost: $10,041,304)			$10,042,300

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.7%
California 0.3%
University of California Revenue Bonds Taxable Series 2011Y-1 (a)
07/01/41	0.680%	$5,000,000	$5,000,300
Florida 0.4%
Citizens Property Insurance Corp. Revenue Bonds Personal & Commercial Lines Series 2012 (a)
06/01/15	1.360%	5,000,000	5,004,617
Total Municipal Bonds (Cost: $10,000,000)			$10,004,917

Issuer	Effective Yield	Principal Amount	Value

Treasury Bills 1.1%
UNITED STATES 1.1%
U.S. Treasury Bills
03/03/16	0.150%	15,000,000	14,980,815
Total Treasury Bills (Cost: $14,968,405)			$14,980,815

		Shares	Value

Money Market Funds 2.3%
Columbia Short-Term Cash Fund, 0.111% (d)(e)		33,834,643	$33,834,643
Total Money Market Funds (Cost: $33,834,643)			$33,834,643
Total Investments
(Cost: $1,452,358,603) (f)			$1,448,510,394(g)
Other Assets & Liabilities, Net			(4,040,213)
Net Assets			$1,444,470,181

Notes to Portfolio of Investments
(a)	Variable rate security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, the value of these securities amounted to $236,826,322 or 16.40% of net assets.

(c)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)	The rate shown is the seven-day current annualized yield at April 30, 2015.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	102,657,409	606,866,759	(675,689,525)	33,834,643	47,897	33,834,643

(f)

At April 30, 2015, the cost of securities for federal income tax purposes was approximately $1,452,359,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,729,000
Unrealized Depreciation	(5,578,000)
Net Unrealized Depreciation	$(3,849,000)

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
CMO	Collateralized Mortgage Obligation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	795,522,013	—	795,522,013
Residential Mortgage-Backed Securities - Agency	—	1,254,709	—	1,254,709
Commercial Mortgage-Backed Securities - Agency	—	42,451	—	42,451
Commercial Mortgage-Backed Securities - Non-Agency	—	160,526,658	—	160,526,658
Asset-Backed Securities - Non-Agency	—	261,439,012	184,920	261,623,932
U.S. Treasury Obligations	69,559,119	—	—	69,559,119
U.S. Government & Agency Obligations	—	91,118,837	—	91,118,837
Foreign Government Obligations	—	10,042,300	—	10,042,300
Municipal Bonds	—	10,004,917	—	10,004,917
Total Bonds	69,559,119	1,329,950,897	184,920	1,399,694,936
Short-Term Securities
Treasury Bills	14,980,815	—	—	14,980,815
Total Short-Term Securities	14,980,815	—	—	14,980,815
Mutual Funds
Money Market Funds	33,834,643	—	—	33,834,643
Total Mutual Funds	33,834,643	—	—	33,834,643
Total	118,374,577	1,329,950,897	184,920	1,448,510,394

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Portfolio of Investments

Columbia AMT-Free Oregon Intermediate Muni Bond Fund

April 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 98.4%
AIRPORT 2.0%
Port of Portland
Refunding Revenue Bonds
Portland International Airport
Series 2015-23
07/01/28	5.000%	$1,240,000	$1,467,280
Revenue Bonds
Passenger Facility Charge
Series 2011
07/01/27	5.500%	6,635,000	7,625,141
Total			9,092,421
ASSISTED LIVING 0.4%
Clackamas County Hospital Facility Authority
Refunding Revenue Bonds
Robison Jewish Home
Series 2005
10/01/19	5.000%	1,000,000	1,006,270
10/01/24	5.125%	1,000,000	1,002,850
Total			2,009,120
HIGHER EDUCATION 5.6%
City of Forest Grove
Refunding Revenue Bonds
Campus Improvement Pacific University Project
Series 2014
05/01/34	5.250%	1,000,000	1,115,080
Series 2015
05/01/30	5.000%	550,000	608,839
City of Portland Refunding Revenue Bonds Broadway Project LLC Series 2008A
04/01/23	6.250%	3,250,000	3,713,743
Oregon Health & Science University
Revenue Bonds
Series 2012A
07/01/18	5.000%	1,000,000	1,117,150
Series 2012E
07/01/32	5.000%	7,000,000	7,892,010
Oregon Health & Science University (a)
Revenue Bonds
Capital Appreciation-Independent School District
Series 1996A (NPFGC)
07/01/21	0.000%	9,700,000	8,329,293
Oregon State Facilities Authority
Revenue Bonds
Linfield College Project
Series 2005A
10/01/20	5.000%	1,825,000	1,856,609
Oregon State Facilities Authority (b)
Refunding Revenue Bonds
University Portland
Series 2015A
04/01/31	5.000%	530,000	594,241
University of Portland
Series 2015A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
04/01/30	5.000%	$500,000	$562,385
Total			25,789,350
HOSPITAL 10.4%
Astoria Hospital Facilities Authority
Refunding Revenue Bonds
Columbia Memorial Hospital
Series 2012
08/01/17	4.000%	810,000	845,089
08/01/18	4.000%	745,000	779,598
08/01/19	4.000%	855,000	903,222
08/01/20	4.000%	915,000	962,534
08/01/21	4.000%	725,000	759,568
08/01/26	5.000%	1,200,000	1,299,108
08/01/27	5.000%	1,260,000	1,355,407
08/01/31	5.000%	2,860,000	3,012,552
Deschutes County Hospital Facilities Authority Refunding Revenue Bonds Cascade Health Services, Inc. Series 2008
01/01/23	7.375%	2,000,000	2,358,980
Hospital Facilities Authority of Multnomah County Revenue Bonds Adventist Health West Series 2009A
09/01/21	5.000%	3,685,000	4,198,321
Klamath Falls Intercommunity Hospital Authority
Refunding Revenue Bonds
Sky Lakes Medical Center Project
Series 2012
09/01/18	5.000%	1,195,000	1,311,035
09/01/19	5.000%	1,255,000	1,389,097
09/01/22	5.000%	500,000	565,155
Oregon State Facilities Authority
Refunding Revenue Bonds
Legacy Health Project
Series 2011A
05/01/20	5.250%	5,000,000	5,882,050
PeaceHealth Project
Series 2009A
11/01/17	5.000%	4,450,000	4,900,829
11/01/19	5.000%	3,695,000	4,264,732
Series 2014A
11/15/29	5.000%	1,600,000	1,834,016
Samaritan Health Services
Series 2010A
10/01/22	5.000%	3,450,000	3,883,148
Salem Hospital Facility Authority
Revenue Bonds
Salem Hospital Project
Series 2006A
08/15/27	5.000%	3,500,000	3,612,210
Series 2008A
08/15/15	5.750%	785,000	796,940
08/15/18	5.250%	2,500,000	2,791,625
Total			47,705,216

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
INDEPENDENT POWER 1.4%
Western Generation Agency
Revenue Bonds
Wauna Cogeneration Project
Series 2006A
01/01/20	5.000%	$3,235,000	$3,253,537
01/01/21	5.000%	3,000,000	3,014,040
Total			6,267,577
INVESTOR OWNED 0.9%

Port of Morrow Refunding Revenue Bonds Portland General Electric Series 1998A (c)
05/01/33	5.000%	3,750,000	4,107,000
LOCAL GENERAL OBLIGATION 33.9%
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis Unlimited General Obligation Refunding Bonds Series 2007 (AGM)
06/15/20	5.000%	5,000,000	5,871,350
Canyonville South Umpqua Rural Fire Protection District Unlimited General Obligation Bonds Series 2001
07/01/31	5.400%	610,000	610,604
Central Oregon Community College District
Limited General Obligation Bonds
Series 2014
06/01/29	5.000%	500,000	581,160
Unlimited General Obligation Bonds
Series 2010
06/15/24	4.750%	2,580,000	2,983,951
Chemeketa Community College District Unlimited General Obligation Refunding Bonds Series 2015
06/15/26	4.000%	1,745,000	1,960,769
Chemeketa Community College Unlimited General Obligation Refunding Bonds Series 2014
06/15/26	5.000%	1,100,000	1,326,820
City of Hillsboro Limited General Obligation Refunding Bonds Series 2012
06/01/25	4.000%	1,875,000	2,074,894
City of Madras
Unlimited General Obligation Refunding Bonds
Series 2013
02/15/24	4.000%	745,000	784,545
02/15/27	4.500%	500,000	526,540
City of Portland
Limited General Obligation Bonds
Limited Tax Sellwood Bridge Project
Series 2014
06/01/24	5.000%	1,985,000	2,446,572

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Limited General Obligation Refunding Bonds
Arena
Series 2005B
06/01/16	5.000%	$3,075,000	$3,087,392
Limited Tax General Obligation Refunding Bonds
Series 2011A
06/01/23	5.000%	6,140,000	7,254,533
Unlimited General Obligation Refunding Bonds
Public Safety Projects and Emergency Facilities
Series 2014
06/15/24	5.000%	1,885,000	2,354,327
City of Portland (a)
Limited Tax General Obligation Bonds
Series 2001B
06/01/18	0.000%	4,000,000	3,843,160
06/01/19	0.000%	4,000,000	3,763,800
06/01/20	0.000%	4,000,000	3,675,560
City of Redmond Limited General Obligation Bonds Series 2014A
06/01/27	5.000%	685,000	798,525
City of Salem
Limited General Obligation Bonds
Series 2009
06/01/26	5.000%	3,315,000	3,773,332
Unlimited General Obligation Bonds
Series 2009
06/01/19	5.000%	2,025,000	2,322,493
06/01/20	5.000%	880,000	1,010,636
Clackamas & Washington Counties School District No. 3 Unlimited General Obligation Bonds Series 2003A (NPFGC) (a)
06/15/17	0.000%	4,000,000	3,918,120
Clackamas Community College District Unrefunded Unlimited General Obligation Bonds Series 2001 (NPFGC)
06/15/15	5.250%	110,000	110,712
Clackamas County School District No. 108 Estacada Unlimited General Obligation Refunding Bonds Series 2005 (AGM)
06/15/25	5.500%	2,485,000	3,229,233
Clackamas County School District No. 12 North Clackamas Unlimited General Obligation Refunding Bonds Series 2014
06/15/29	5.000%	1,500,000	1,761,420
Clackamas County School District No. 46 Oregon Trail
Unlimited General Obligation Bonds
Series 2009A
06/15/25	5.000%	4,350,000	4,989,667
06/15/26	5.000%	3,000,000	3,429,480
Clackamas County School District No. 62 Limited General Obligation Refunding Bonds Series 2014
06/01/34	5.000%	1,770,000	1,995,622

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Columbia Gorge Community College District
Unlimited General Obligation Refunding Bonds
Series 2012
06/15/18	3.000%	$810,000	$857,369
06/15/19	2.500%	1,010,000	1,056,733
Columbia Multnomah & Washington Counties School District No. 1J
Unlimited General Obligation Bonds
Scappoose School District 1J
Series 2009
06/15/23	5.000%	1,000,000	1,141,000
06/15/24	5.000%	1,165,000	1,329,265
06/15/25	5.000%	1,275,000	1,452,595
County of Clackamas Limited General Obligation Bonds Series 2007 (NPFGC)
06/01/27	4.125%	2,000,000	2,114,320
County of Lane
Limited General Obligation Bonds
Series 2009A
11/01/24	5.000%	1,000,000	1,157,820
11/01/25	5.000%	1,140,000	1,316,597
Deschutes & Jefferson Counties School District No. 2J Redmond Unlimited General Obligation Bonds Series 2004B (NPFGC) (a)
06/15/22	0.000%	2,335,000	2,011,182
Jackson County School District No. 549C Medford Unlimited General Obligation Refunding Bonds Series 2015
12/15/23	5.000%	1,000,000	1,234,430
Jackson County School District No. 9 Eagle Point
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
06/15/20	5.500%	1,000,000	1,192,430
06/15/21	5.500%	1,410,000	1,707,200
Jefferson County School District No. 509J Unlimited General Obligation Bonds Madras Series 2013B
06/15/28	5.000%	2,095,000	2,425,696
Josephine County School District Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC)
12/15/16	5.000%	1,000,000	1,073,150
Klamath Falls City Schools Unlimited General Obligation Refunding Bonds Series 2015A
06/15/28	4.000%	500,000	543,245
Lane & Douglas Counties School District No. 45J3
Unlimited General Obligation Refunding Bonds
South Lane
Series 2012
06/15/20	3.000%	1,000,000	1,070,050
06/15/21	3.000%	1,610,000	1,725,179
Lane Community College

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Unlimited General Obligation Bonds
Series 2009
06/15/17	4.250%	$2,195,000	$2,366,803
06/15/18	4.250%	2,000,000	2,205,860
Series 2012
06/15/23	5.000%	1,000,000	1,195,820
Lane County School District No. 1 Pleasant Hill (a)
Unlimited General Obligation
Series 2014B
06/15/29	0.000%	1,775,000	1,087,116
06/15/30	0.000%	1,825,000	1,059,266
Lane County School District No. 19 Springfield
Unlimited General Obligation
Series 2015A
06/15/31	5.000%	2,000,000	2,346,980
Lane County School District No. 19 Springfield (a)
Unlimited General Obligation
Series 2015B
06/15/33	0.000%	3,770,000	1,822,229
Unlimited General Obligation Refunding Bonds
Series 2015D
06/15/24	0.000%	2,305,000	1,763,740
06/15/28	0.000%	1,480,000	938,320
Madras Aquatic Center District Unlimited General Obligation Bonds Series 2005
06/01/22	5.000%	1,695,000	1,698,797
Marion & Clackamas Counties School District No. 4J Silver Falls Unlimited General Obligation Refunding Bonds Series 2013
06/15/21	4.000%	2,785,000	3,145,240
Polk Marion & Benton Counties School District No. 13J Central
Unlimited General Obligation Refunding Bonds
Series 2015
02/01/27	4.000%	750,000	828,735
02/01/28	4.000%	1,000,000	1,087,940
Salem-Keizer School District No. 24J Unlimited General Obligation Bonds Series 2009A
06/15/16	5.000%	2,500,000	2,628,075
Umatilla County School District No. 16R Pendleton
Unlimited General Obligation Bonds
Series 2014A
06/15/30	5.000%	1,110,000	1,300,531
06/15/31	5.000%	2,890,000	3,373,439
Umatilla County School District No. 8R Hermiston Unlimited General Obligation Bonds Series 2010
06/15/29	4.500%	2,360,000	2,598,785
Union County School District No. 1 La Grande Unlimited General Obligation Bonds Series 2015
06/15/30	4.000%	1,000,000	1,063,350

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
06/15/19	5.000%	$850,000	$975,061
06/15/21	5.000%	6,575,000	7,813,993
Washington & Multnomah Counties School District No 48J Beaverton
Refunding Unlimited General Obligation Bonds
Series 2012-B
06/15/23	4.000%	1,250,000	1,416,687
Unlimited General Obligation Bonds
Series 2014
06/15/33	5.000%	4,000,000	4,641,280
Washington Clackamas & Yamhill Counties School District No. 88J Unlimited General Obligation Bonds Sherwood Series 2007B (NPFGC)
06/15/23	4.500%	8,125,000	8,702,850
Washington County School District No. 1 West Union Unlimited General Obligation Refunding Bonds Hillsboro Series 2012
06/15/20	4.000%	1,400,000	1,575,560
Washington County School District No. 15 Forest Grove Unlimited General Obligation Bonds Series 2012A
06/15/24	5.000%	1,780,000	2,117,541
Yamhill Clackamas & Washington Counties School District No. 29J Newberg Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC)
06/15/21	5.500%	1,000,000	1,219,970
Total			154,867,446
MULTI-FAMILY 2.0%
City of Forest Grove Revenue Bonds Oak Tree Foundation Project Series 2007
03/01/37	5.500%	3,915,000	4,050,028
City of Portland Revenue Bonds Headwaters Apartments Project Series 2005A
04/01/25	5.000%	1,565,000	1,571,213
Oregon State Facilities Authority
Refunding Revenue Bonds
College Housing Northwest Projects
Series 2013A
10/01/18	4.000%	740,000	771,457
10/01/19	4.000%	780,000	817,315
10/01/20	4.000%	810,000	850,638
10/01/22	4.000%	875,000	915,583
Total			8,976,234

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MUNICIPAL POWER 1.4%
City of Eugene Electric Utility System
Refunding Revenue Bonds
Series 2011A
08/01/28	5.000%	$2,200,000	$2,519,660
08/01/29	5.000%	3,410,000	3,885,695
Total			6,405,355
PORTS 0.8%
Port of Morrow
Limited General Obligation Bonds
Series 2013
06/01/22	4.000%	425,000	443,687
06/01/23	4.000%	440,000	456,280
06/01/24	4.000%	460,000	475,916
06/01/25	4.000%	480,000	494,088
06/01/26	4.000%	500,000	511,555
06/01/27	4.000%	515,000	525,563
06/01/28	4.000%	250,000	253,925
Port of St. Helen’s Revenue Bonds Series 1999
08/01/19	5.750%	425,000	425,646
Total			3,586,660
RECREATION 0.8%
Oregon State Lottery Revenue Bonds Series 2012B
04/01/18	3.000%	3,600,000	3,818,448

REFUNDED / ESCROWED 14.3%
Clackamas & Washington Counties School District No. 3 Prerefunded 06/15/19 Unlimited General Obligation Bonds West Linn-Wilsonville Series 2009
06/15/24	5.000%	4,150,000	4,783,414
Clackamas County School District No. 12 North Clackamas Prerefunded 06/15/17 Unlimited General Obligation Bonds Series 2007B (AGM)
06/15/22	5.000%	4,000,000	4,368,440
Deschutes County Administrative School District No. 1 Bend-La Pine Prerefunded 06/15/17 Unlimited General Obligation Bonds Series 2007 (NPFGC)
06/15/20	4.500%	5,000,000	5,406,750
Jackson County School District No. 549C Medford
Prerefunded 06/15/18 Unlimited General Obligation Bonds
Series 2008
06/15/27	4.625%	1,500,000	1,668,735
06/15/28	4.625%	1,660,000	1,846,733

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
Oregon State Lottery
Prerefunded 04/01/18 Revenue Bonds
Series 2008A
04/01/24	5.000%	$3,130,000	$3,493,675
Prerefunded 04/01/19 Revenue Bonds
Series 2009A
04/01/21	5.000%	5,000,000	5,723,250
04/01/22	5.000%	5,000,000	5,723,250
04/01/27	5.000%	4,000,000	4,578,600
Puerto Rico Public Finance Corp. Unrefunded Revenue Bonds Commonwealth Appropriation Series 2002E Escrowed to Maturity (d)
08/01/26	6.000%	5,000,000	6,493,800
State of Oregon Department of Administrative Services
Prerefunded 05/01/17 Certificate of Participation
Series 2007A (NPFGC)
05/01/25	5.000%	2,780,000	3,020,275
05/01/26	5.000%	2,800,000	3,042,004
Prerefunded 05/01/19 Certificate of Participation
Series 2009A
05/01/23	5.000%	3,100,000	3,556,878
State of Oregon Department of Transportation Prerefunded 05/15/19 Revenue Bonds Senior Lien Series 2009A
11/15/27	4.750%	7,000,000	7,977,620
Virgin Islands Public Finance Authority Revenue Bonds Series 1989A Escrowed to Maturity (d)
10/01/18	7.300%	620,000	694,202
Washington County School District No. 1 West Union Prerefunded 06/15/17 Unlimited General Obligation Bonds Capital Appreciation-Hillsboro Series 2006 (NPFGC) (a)
06/15/25	0.000%	4,065,000	2,779,200
Total			65,156,826
RETIREMENT COMMUNITIES 2.1%
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/34	5.125%	4,000,000	4,362,640
Terwilliger Plaza, Inc.
Series 2012
12/01/20	5.000%	1,250,000	1,361,800
12/01/22	5.000%	500,000	557,550
Revenue Bonds
Terwilliger Plaza Project
Series 2006A
12/01/26	5.250%	1,400,000	1,437,548
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Rogue Valley Manor

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RETIREMENT COMMUNITIES (CONTINUED)
Series 2013
10/01/22	5.000%	$625,000	$722,531
10/01/23	5.000%	645,000	746,181
10/01/24	5.000%	455,000	519,706
Total			9,707,956
SINGLE FAMILY 1.3%
State of Oregon Housing & Community Services Department
Revenue Bonds
Single Family Mortgage Program
Series 2008G
07/01/28	5.200%	1,650,000	1,724,201
Series 2010A
07/01/27	5.250%	410,000	432,238
Series 2011A
07/01/25	5.250%	2,370,000	2,611,574
Series 2011B
07/01/28	5.250%	1,215,000	1,303,707
Total			6,071,720
SPECIAL NON PROPERTY TAX 7.4%
Oregon State Lottery
Refunding Revenue Bonds
Series 2014B
04/01/27	5.000%	1,750,000	2,112,985
Series 2015D
04/01/27	5.000%	5,000,000	6,076,200
State of Oregon Department of Transportation
Refunding Revenue Bonds
Series 2015A
11/15/30	5.000%	8,000,000	9,464,720
Revenue Bonds
Senior Lien
Series 2007A
11/15/16	5.000%	6,305,000	6,744,521
Territory of Guam Revenue Bonds Series 2011A (d)
01/01/31	5.000%	1,100,000	1,212,464
Tri-County Metropolitan Transportation District
Revenue Bonds
Series 2009A
09/01/18	4.000%	1,000,000	1,098,500
09/01/21	4.250%	1,815,000	2,007,898
Virgin Islands Public Finance Authority Revenue Bonds Matching Fund Loan Notes-Senior Lien Series 2010A (d)
10/01/25	5.000%	4,410,000	4,960,677
Total			33,677,965

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL PROPERTY TAX 4.8%
City of Keizer Special Assessment Bonds Keizer Station Area Series 2008A
06/01/31	5.200%	$3,290,000	$3,602,846
City of Portland
Refunding Tax Allocation Bonds
2nd Lien-Downtown Water
Series 2011
06/15/18	5.000%	3,095,000	3,435,636
Senior Lien-Oregon Convention Center
Series 2011
06/15/20	5.000%	4,305,000	4,952,042
Series 2015
06/15/24	5.000%	1,480,000	1,691,684
Tax Allocation Bonds
Central Eastside
Series 2011B
06/15/26	5.000%	1,580,000	1,783,852
06/15/27	5.000%	1,370,000	1,537,784
Lents Town Center
Series 2010B
06/15/25	5.000%	1,550,000	1,728,886
06/15/26	5.000%	1,440,000	1,595,246
Seaside Urban Renewal Agency Tax Allocation Bonds Greater Seaside Urban Renewal Series 2001
06/01/15	5.250%	220,000	220,398
Veneta Urban Renewal Agency
Revenue Bonds
Urban Renewal
Series 2001
02/15/16	5.375%	155,000	155,463
02/15/21	5.625%	1,100,000	1,102,310
Total			21,806,147
STATE GENERAL OBLIGATION 1.7%
State of Oregon
Unlimited General Obligation Bonds
Series 2015F
05/01/30	5.000%	5,565,000	6,626,635
State of Oregon (a)
Unlimited General Obligation Bonds
State Board of Higher Education
Series 2001A
08/01/17	0.000%	1,050,000	1,025,934
Total			7,652,569

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TRANSPORTATION 1.9%
Tri-County Metropolitan Transportation District
Revenue Bonds
Capital Grant Receipt
Series 2011A
10/01/25	5.000%	$4,775,000	$5,446,174
10/01/27	5.000%	3,000,000	3,368,850
Total			8,815,024
WATER & SEWER 5.3%
City of Albany
Limited General Obligation Refunding Bonds
Series 2013
08/01/22	4.000%	1,240,000	1,404,474
08/01/23	4.000%	1,290,000	1,464,176
City of Portland Sewer System Refunding Revenue Bonds 1st Lien Series 2008A
06/15/17	5.000%	1,500,000	1,637,460
City of Portland Water System
Refunding Revenue Bonds
1st Lien
Series 2006B
10/01/16	5.000%	5,330,000	5,675,437
Revenue Bonds
Series 2014A
05/01/28	4.000%	3,390,000	3,680,828
City of Woodburn Wastewater
Refunding Revenue Bonds
Series 2011A
03/01/18	3.000%	1,115,000	1,167,204
03/01/19	5.000%	3,490,000	3,923,353
03/01/22	5.000%	4,620,000	5,404,430
Total			24,357,362
Total Municipal Bonds (Cost: $422,720,897)			$449,870,396

	Shares	Value

Money Market Funds 0.4%
Dreyfus Tax-Exempt Cash Management Fund, 0.000% (e)	2,009,222	$2,009,222
Total Money Market Funds (Cost: $2,009,222)		$2,009,222
Total Investments
(Cost: $424,730,119) (f)		$451,879,618(g)
Other Assets & Liabilities, Net		5,314,553
Net Assets		$457,194,171

Notes to Portfolio of Investments
(a) Zero coupon bond.

(b)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(c)	Variable rate security.
(d)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At April 30, 2015, the value of these securities amounted to $13,361,143 or 2.92% of net assets.

(e)	The rate shown is the seven-day current annualized yield at April 30, 2015.
(f)

At April 30, 2015, the cost of securities for federal income tax purposes was approximately $424,730,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$28,167,000
Unrealized Depreciation	(1,017,000)
Net Unrealized Appreciation	$27,150,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
NPFGC	National Public Finance Guarantee Corporation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	449,870,396	—	449,870,396
Total Bonds	—	449,870,396	—	449,870,396
Mutual Funds
Money Market Funds	2,009,222	—	—	2,009,222
Total Mutual Funds	2,009,222	—	—	2,009,222
Total	2,009,222	449,870,396	—	451,879,618

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Global Inflation-Linked Bond Plus Fund

April 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate		Principal Amount	Value

Inflation-Indexed Bonds(a) 92.7%

BRAZIL 1.6%
Brazil Notas do Tesouro Nacional
08/15/40	6.000%	BRL	$209,630	$69,094

FRANCE 8.6%
France Government Bond OAT
07/25/24	0.250%	EUR	225,828	283,297
France Government Bond OAT
07/25/18	0.250%	EUR	82,202	97,268
Total				380,565

GERMANY 3.3%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond
04/15/30	0.500%	EUR	44,927	62,118
Deutsche Bundesrepublik Inflation-Linked Bond
04/15/16	1.500%	EUR	74,640	85,643
Total				147,761

ITALY 11.0%
Italy Buoni Poliennali Del Tesoro
09/15/16	2.100%	EUR	158,660	185,769
09/15/23	2.600%	EUR	56,401	76,240
09/15/35	2.350%	EUR	88,585	131,424
09/15/41	2.550%	EUR	59,041	89,574
Total				483,007

NEW ZEALAND 2.8%
New Zealand Government Bond
09/20/25	2.000%	NZD	103,126	80,201
New Zealand Government Bond
09/20/30	3.000%	NZD	51,098	43,969
Total				124,170

SPAIN 2.9%
Spain Government Inflation-Linked Bond (b)
11/30/24	1.800%	EUR	98,936	128,100

SWEDEN 1.1%
Sweden Inflation-Linked Bond
06/01/25	1.000%	SEK	323,611	47,586

Issuer	Coupon Rate		Principal Amount	Value

Inflation-Indexed Bonds (a) (continued)

UNITED KINGDOM 24.2%
United Kingdom Gilt Inflation-Linked Bond
07/17/24	2.500%	GBP	$26,328	$52,809
03/22/29	0.125%	GBP	75,671	132,707
03/22/34	0.750%	GBP	154,727	314,411
03/22/44	0.125%	GBP	92,109	185,174
11/22/47	0.750%	GBP	17,294	42,524
03/22/52	0.250%	GBP	63,621	144,146
03/22/62	0.375%	GBP	63,123	168,330
03/22/68	0.125%	GBP	10,279	26,736
Total				1,066,837

UNITED STATES 37.2%
U.S. Treasury Inflation-Indexed Bond
04/15/17	0.125%		51,671	52,773
01/15/21	1.125%		268,250	288,788
01/15/24	0.625%		110,656	115,894
01/15/25	2.375%		43,583	53,001
01/15/26	2.000%		212,870	252,933
01/15/28	1.750%		156,857	183,928
04/15/28	3.625%		58,049	81,917
01/15/29	2.500%		125,725	160,692
04/15/32	3.375%		19,836	29,112
02/15/40	2.125%		179,185	237,154
02/15/44	1.375%		125,892	146,242
02/15/45	0.750%		39,871	40,039
Total				1,642,473
Total Inflation-Indexed Bonds (Cost: $3,999,042)				$4,089,593

			Shares	Value

Money Market Funds 8.3%

Columbia Short-Term Cash Fund, 0.111% (c)(d)			364,585	$364,585
Total Money Market Funds (Cost: $364,585)				$364,585

Total Investments
(Cost: $4,363,627) (e)				$4,454,178(f)
Other Assets & Liabilities, Net				(44,514)
Net Assets				$4,409,664

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at April 30, 2015

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays Bank PLC	06/05/2015	902,000	EUR	980,429	USD	—	(32,815)
Citigroup Global Markets, Inc.	05/04/2015	30,000	AUD	23,495	USD	—	(245)
Citigroup Global Markets, Inc.	05/04/2015	23,573	USD	30,000	AUD	167	—
Citigroup Global Markets, Inc.	06/05/2015	23,453	USD	30,000	AUD	244	—
Standard Chartered Bank	06/05/2015	712,000	GBP	1,094,522	USD	1,911	—
Standard Chartered Bank	06/05/2015	640,000	SEK	74,381	USD	—	(2,469)
UBS Securities	06/05/2015	150,000	NZD	114,229	USD	110	—
Total						2,432	(35,529)

Futures Contracts Outstanding at April 30, 2015

At April 30, 2015, cash totaling $18,318 was pledged as collateral to cover initial margin requirements on open futures contracts.

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO-BOBL	(1)	EUR	(144,623)	06/2015	470	—
EURO-BUND	(2)	EUR	(351,901)	06/2015	29	—
US 10YR NOTE	(2)	USD	(256,750)	06/2015	—	(567)
US 5YR NOTE	(3)	USD	(360,398)	06/2015	—	(2,021)
US LONG BOND	(2)	USD	(319,188)	06/2015	5,216	—
Total			(1,432,860)		5,715	(2,588)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, the value of these securities amounted to $128,100 or 2.90% of net assets.

(c)	The rate shown is the seven-day current annualized yield at April 30, 2015.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	167,057	1,164,225	(966,697)	364,585	142	364,585

(e)

At April 30, 2015, the cost of securities for federal income tax purposes was approximately $4,364,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$240,000
Unrealized Depreciation	(150,000)
Net Unrealized Appreciation	$90,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
GBP	British Pound
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Inflation-Indexed Bonds	—	4,089,593	—	4,089,593
Total Bonds	—	4,089,593	—	4,089,593
Mutual Funds
Money Market Funds	364,585	—	—	364,585
Total Mutual Funds	364,585	—	—	364,585
Investments in Securities	364,585	4,089,593	—	4,454,178
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	2,432	—	2,432
Futures Contracts	5,715	—	—	5,715
Liabilities
Forward Foreign Currency Exchange Contracts	—	(35,529)	—	(35,529)
Futures Contracts	(2,588)	—	—	(2,588)
Total	367,712	4,056,496	—	4,424,208

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Large Cap Growth Fund

April 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.9%
CONSUMER DISCRETIONARY 18.9%
Auto Components 1.2%
Delphi Automotive PLC	492,000	$40,836,000
Hotels, Restaurants & Leisure 1.4%
Starwood Hotels & Resorts Worldwide, Inc.	551,100	47,367,045
Household Durables 1.0%
Jarden Corp. (a)	635,500	32,524,890
Internet & Catalog Retail 4.3%
Amazon.com, Inc. (a)	180,885	76,293,675
Expedia, Inc.	250,800	23,632,884
Priceline Group, Inc. (The) (a)	35,800	44,313,598
Total		144,240,157
Media 4.6%
Comcast Corp., Class A	1,205,100	69,606,576
DISH Network Corp., Class A (a)	660,200	44,669,132
Time Warner, Inc.	502,500	42,416,025
Total		156,691,733
Multiline Retail 1.0%
Hudson’s Bay Co.	1,521,522	33,255,313
Specialty Retail 2.5%
Lowe’s Companies, Inc.	1,223,200	84,229,552
Textiles, Apparel & Luxury Goods 2.9%
Hanesbrands, Inc.	1,649,600	51,269,568
lululemon athletica, Inc. (a)	256,200	16,304,568
VF Corp.	416,000	30,130,880
Total		97,705,016
TOTAL CONSUMER DISCRETIONARY		636,849,706
CONSUMER STAPLES 6.8%
Beverages 1.2%
Coca-Cola Enterprises, Inc.	903,500	40,124,435
Food & Staples Retailing 2.5%
CVS Health Corp.	534,600	53,080,434
Kroger Co. (The)	465,500	32,077,605
Total		85,158,039
Food Products 1.7%
Mead Johnson Nutrition Co.	340,500	32,660,760
WhiteWave Foods Co. (The), Class A (a)	533,800	23,471,186
Total		56,131,946

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Tobacco 1.4%
Philip Morris International, Inc.	572,400	$47,778,228
TOTAL CONSUMER STAPLES		229,192,648
ENERGY 4.6%
Energy Equipment & Services 1.6%
Schlumberger Ltd.	578,000	54,684,580
Oil, Gas & Consumable Fuels 3.0%
Anadarko Petroleum Corp.	510,300	48,019,230
EOG Resources, Inc.	239,600	23,708,420
Kinder Morgan, Inc.	678,201	29,128,733
Total		100,856,383
TOTAL ENERGY		155,540,963
FINANCIALS 6.0%
Banks 1.5%
Fifth Third Bancorp	851,400	17,028,000
Wells Fargo & Co.	593,500	32,701,850
Total		49,729,850
Capital Markets 3.5%
BlackRock, Inc.	69,600	25,330,224
Goldman Sachs Group, Inc. (The)	129,900	25,514,958
Invesco Ltd.	969,500	40,156,690
TD Ameritrade Holding Corp.	707,300	25,639,625
Total		116,641,497
Real Estate Investment Trusts (REITs) 1.0%
Simon Property Group, Inc.	186,000	33,757,140
TOTAL FINANCIALS		200,128,487
HEALTH CARE 17.5%
Biotechnology 8.4%
Alkermes PLC (a)	521,400	28,869,918
Biogen, Inc. (a)	152,800	57,136,504
BioMarin Pharmaceutical, Inc. (a)	190,300	21,323,115
Bluebird Bio, Inc. (a)	69,200	9,216,748
Celgene Corp. (a)	456,700	49,351,002
Clovis Oncology, Inc. (a)	145,300	11,676,308
Dyax Corp. (a)	427,518	10,221,956
Incyte Corp. (a)	288,600	28,040,376
Intercept Pharmaceuticals, Inc. (a)	51,977	13,140,305

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
Receptos, Inc. (a)	58,300	$8,589,922
Regulus Therapeutics, Inc. (a)	367,100	4,607,105
Vertex Pharmaceuticals, Inc. (a)	327,500	40,374,200
Total		282,547,459
Health Care Equipment & Supplies 2.8%
Medtronic PLC	705,278	52,507,947
Zimmer Holdings, Inc.	393,000	43,167,120
Total		95,675,067
Health Care Providers & Services 4.4%
Express Scripts Holding Co. (a)	544,000	47,001,600
Laboratory Corp. of America Holdings (a)	315,800	37,757,048
McKesson Corp.	278,800	62,283,920
Total		147,042,568
Pharmaceuticals 1.9%
Actavis PLC (a)	222,200	62,851,492
TOTAL HEALTH CARE		588,116,586
INDUSTRIALS 9.4%
Aerospace & Defense 2.7%
Honeywell International, Inc.	574,800	58,008,816
Northrop Grumman Corp.	221,100	34,058,244
Total		92,067,060
Air Freight & Logistics 1.3%
FedEx Corp.	245,300	41,595,521
Industrial Conglomerates 1.0%
Carlisle Companies, Inc.	361,000	34,836,500
Machinery 3.8%
Ingersoll-Rand PLC	769,200	50,644,128
Pall Corp.	270,300	26,305,596
Snap-On, Inc.	347,800	52,013,490
Total		128,963,214
Road & Rail 0.6%
Kansas City Southern	191,700	19,647,333
TOTAL INDUSTRIALS		317,109,628
INFORMATION TECHNOLOGY 30.7%
Communications Equipment 1.2%
Palo Alto Networks, Inc. (a)	262,600	38,791,272

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services 7.3%
Alibaba Group Holding Ltd., ADR (a)	235,400	$19,135,666
Facebook, Inc., Class A (a)	867,400	68,325,098
Google, Inc., Class A (a)	115,456	63,358,789
Google, Inc., Class C (a)	115,974	62,317,219
LinkedIn Corp., Class A (a)	137,700	34,718,301
Total		247,855,073
IT Services 2.2%
Visa, Inc., Class A	1,145,200	75,640,460
Semiconductors & Semiconductor Equipment 5.5%
Avago Technologies Ltd.	202,000	23,609,760
Broadcom Corp., Class A	852,600	37,689,183
NXP Semiconductors NV (a)	276,574	26,584,293
Qorvo, Inc. (a)	499,400	32,915,454
Skyworks Solutions, Inc.	426,900	39,381,525
SunEdison, Inc. (a)	1,063,100	26,917,692
Total		187,097,907
Software 8.3%
Electronic Arts, Inc. (a)	1,188,900	69,063,201
Microsoft Corp.	1,155,900	56,222,976
Red Hat, Inc. (a)	843,800	63,504,388
salesforce.com, Inc. (a)	791,700	57,651,594
ServiceNow, Inc. (a)	427,000	31,965,220
Total		278,407,379
Technology Hardware, Storage & Peripherals 6.2%
Apple, Inc.	1,666,262	208,532,689
TOTAL INFORMATION TECHNOLOGY		1,036,324,780
MATERIALS 2.3%
Chemicals 2.3%
Eastman Chemical Co.	500,600	38,155,732
Monsanto Co.	350,900	39,988,564
Total		78,144,296
TOTAL MATERIALS		78,144,296
TELECOMMUNICATION SERVICES 0.7%
Diversified Telecommunication Services 0.7%
Verizon Communications, Inc.	469,000	23,656,360
TOTAL TELECOMMUNICATION SERVICES		23,656,360
Total Common Stocks (Cost: $2,465,861,714)		$3,265,063,454

	Shares	Value

Money Market Funds 2.8%
Columbia Short-Term Cash Fund, 0.111% (b)(c)	95,978,664	$95,978,664
Total Money Market Funds (Cost: $95,978,664)		$95,978,664

Total Investments (Cost: $2,561,840,378) (d)	$3,361,042,118(e)
Other Assets & Liabilities, Net	11,793,435
Net Assets	$3,372,835,553

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at April 30, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	71,697,171	600,305,363	(576,023,870)	95,978,664	58,149	95,978,664

(d)

At April 30, 2015, the cost of securities for federal income tax purposes was approximately $2,561,840,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$825,133,000
Unrealized Depreciation	(25,931,000)
Net Unrealized Appreciation	$799,202,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	636,849,706	—	—	636,849,706
Consumer Staples	229,192,648	—	—	229,192,648
Energy	155,540,963	—	—	155,540,963
Financials	200,128,487	—	—	200,128,487
Health Care	588,116,586	—	—	588,116,586
Industrials	317,109,628	—	—	317,109,628
Information Technology	1,036,324,780	—	—	1,036,324,780
Materials	78,144,296	—	—	78,144,296
Telecommunication Services	23,656,360	—	—	23,656,360
Total Equity Securities	3,265,063,454	—	—	3,265,063,454
Mutual Funds
Money Market Funds	95,978,664	—	—	95,978,664
Total Mutual Funds	95,978,664	—	—	95,978,664
Total	3,361,042,118	—	—	3,361,042,118

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Tax-Exempt Fund

April 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 98.1%
ALABAMA 0.2%
County of Jefferson Revenue Bonds Series 2004A
01/01/23	5.250%	$7,500,000	$7,537,350

ALASKA 0.6%
City of Koyukuk
Revenue Bonds
Tanana Chiefs Conference Health Care
Series 2011
10/01/32	7.500%	18,330,000	20,809,133
10/01/41	7.750%	4,350,000	4,949,865
Total			25,758,998

ARIZONA 1.8%
Arizona Health Facilities Authority
Refunding Revenue Bonds
Scottsdale Lincoln Hospital Project
Series 2014
12/01/42	5.000%	7,000,000	7,698,880
Revenue Bonds
Banner Health
Series 2008D
01/01/32	5.375%	7,800,000	8,369,010
Series 2014A
01/01/44	5.000%	14,000,000	15,447,880
Glendale Industrial Development Authority Revenue Bonds Midwestern University Series 2010
05/15/35	5.000%	13,750,000	15,131,600
Industrial Development Authority of the County of Pima (The) Revenue Bonds GNMA Mortgage-Backed Securities Series 1989 Escrowed to Maturity AMT (a)
09/01/21	8.200%	8,900,000	11,267,222
Maricopa County Pollution Control Corp. Refunding Revenue Bonds Southern California Edison Co. Series 2000B
06/01/35	5.000%	9,775,000	10,899,418
Salt Verde Financial Corp. Revenue Bonds Senior Series 2007
12/01/32	5.000%	5,400,000	6,128,514
Total			74,942,524

ARKANSAS 0.3%
Pulaski County Public Facilities Board
Revenue Bonds
Series 2014
12/01/39	5.000%	8,725,000	9,737,624

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ARKANSAS (CONTINUED)
12/01/42	5.000%	$2,000,000	$2,223,520
Total			11,961,144

CALIFORNIA 12.8%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2011
07/01/26	6.125%	3,420,000	3,991,516
07/01/41	6.125%	7,015,000	7,995,066
Revenue Bonds
Sharp Healthcare
Series 2009
08/01/39	6.250%	4,000,000	4,723,680
Agua Caliente Band of Cahuilla Indians Revenue Bonds Series 2003 (b)(c)
07/01/18	6.000%	1,665,000	1,651,613
Cabazon Band Mission Indians (b)(c)(d)(e)
Revenue Bonds
Mortgage Notes
Series 2004
10/01/13	13.000%	400,000	199,820
10/01/15	8.375%	1,740,000	586,467
10/01/19	8.750%	8,670,000	2,921,356
Series 2010
10/01/20	8.375%	1,415,000	536,922
California Health Facilities Financing Authority
Prerefunded 10/01/18 Revenue Bonds
Providence Health
Series 2008
10/01/38	6.500%	110,000	130,470
Providence Health & Services
Series 2008C
10/01/28	6.250%	2,000,000	2,355,400
Revenue Bonds
Kaiser Permanente
Series 2006A
04/01/39	5.250%	4,500,000	4,627,935
California Housing Finance Agency (a)
Revenue Bonds
Home Mortgage
Series 2006H (FGIC) AMT
08/01/30	5.750%	1,200,000	1,250,856
Series 2006K AMT
02/01/42	5.500%	1,190,000	1,211,265
California Municipal Finance Authority
Revenue Bonds
American Heritage Education Foundation Project
Series 2006A
06/01/36	5.250%	1,750,000	1,761,655
Biola University
Series 2008
10/01/34	5.875%	4,000,000	4,392,880
California Municipal Finance Authority (a)(b)(d)
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
UTS Renewable Energy-Waste Water Facilities
Series 2011 AMT
12/01/32	7.500%	$1,830,000	$2,089,988
California State Public Works Board
Revenue Bonds
Various Capital Projects
Series 2012A
04/01/37	5.000%	4,660,000	5,179,870
Subordinated Series 2009I-1
11/01/29	6.125%	6,000,000	7,281,660
Various Correctional Facilities
Series 2014A
09/01/39	5.000%	7,000,000	7,865,340
California Statewide Communities Development Authority
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/29	5.000%	1,650,000	1,710,638
11/01/34	5.000%	3,700,000	3,761,568
Revenue Bonds
Aspire Public Schools
Series 2010
07/01/30	6.000%	3,555,000	3,817,786
California Baptist University
Series 2014A
11/01/33	6.125%	1,560,000	1,768,088
11/01/43	6.375%	1,035,000	1,176,733
John Muir Health
Series 2006A
08/15/32	5.000%	1,000,000	1,051,460
Kaiser Permanente
Series 2006B
03/01/45	5.250%	9,000,000	9,270,000
Lancer Plaza Project
Series 2013
11/01/43	5.875%	1,875,000	2,012,344
Loma Linda University Medical Center
Series 2014
12/01/44	5.250%	3,500,000	3,807,580
University of California Irvine East Campus Apartments
Series 2008
05/15/32	5.750%	5,500,000	6,037,625
Castaic Lake Water Agency Certificate of Participation Capital Appreciation-Water System Improvement Project Series 1999 (AMBAC) (f)
08/01/24	0.000%	9,445,000	7,236,665
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/22	4.000%	1,500,000	1,618,560
09/01/24	5.000%	1,110,000	1,256,964
09/01/25	5.000%	790,000	887,778
09/01/26	5.000%	1,230,000	1,377,391
09/01/27	5.000%	1,280,000	1,428,058

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

CALIFORNIA (CONTINUED)
City of Pomona Refunding Revenue Bonds Mortgage-Backed Securities Series 1990A (GNMA/FNMA)
05/01/23	7.600%	$6,160,000	$7,671,972
City of Vernon Electric System Revenue Bonds Series 2009A
08/01/21	5.125%	2,500,000	2,802,000
County of Sacramento Airport System Revenue Bonds Senior Series 2009B
07/01/39	5.750%	4,000,000	4,511,640
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Junior Lien
Series 2014C
01/15/33	6.250%	3,845,000	4,559,555
Series 2014A
01/15/46	5.750%	19,005,000	22,065,945
Foothill-Eastern Transportation Corridor Agency (f)
Revenue Bonds
Capital Appreciation-Senior Lien
Series 1995A Escrowed to Maturity
01/01/18	0.000%	10,000,000	9,758,000
Los Angeles County Schools Regionalized Business Services Corp. Certificate of Participation Capital Appreciation-Pooled Financing Series 1999A (AMBAC) (f)
08/01/22	0.000%	2,180,000	1,781,016
Los Angeles Unified School District Unlimited General Obligation Bonds Series 2009I
07/01/29	5.000%	4,800,000	5,478,624
Norwalk-La Mirada Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 2005B (NPFGC) (f)
08/01/23	0.000%	9,790,000	7,728,911
Perris Community Facilities District Special Tax Bonds Series 1991-90-2 Escrowed to Maturity
10/01/21	8.750%	6,165,000	8,731,921
Riverside County Public Financing Authority Certificate of Participation Series 1999
05/15/29	5.800%	5,650,000	4,815,834
San Diego Public Facilities Financing Authority Sewer
Revenue Bonds
Senior Series 2009A
05/15/34	5.250%	4,500,000	5,137,335
05/15/39	5.250%	17,000,000	19,307,750

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

CALIFORNIA (CONTINUED)
San Francisco City & County Airports Commission-San Francisco International Airport Revenue Bonds Series 2014A AMT (a)
05/01/44	5.000%	$24,000,000	$26,083,200
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay South Redevelopment
Series 2009D
08/01/31	6.500%	500,000	574,075
08/01/39	6.625%	1,500,000	1,729,695
San Juan Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 2001 (AGM) (f)
08/01/18	0.000%	1,785,000	1,690,092
State of California
Prerefunded 03/01/16 Unlimited General Obligation Bonds
Various Purpose
Series 2005
03/01/32	5.000%	1,500,000	1,560,120
Unlimited General Obligation Bonds
Series 2006
10/01/36	4.500%	4,015,000	4,182,907
Various Purpose
Series 2007
12/01/32	5.000%	8,000,000	8,765,280
06/01/37	5.000%	13,145,000	14,083,422
11/01/37	5.000%	18,000,000	19,537,200
12/01/37	5.000%	10,200,000	11,099,436
Series 2008
03/01/27	5.500%	1,000,000	1,121,110
03/01/38	5.250%	8,250,000	9,108,165
Series 2009
04/01/31	5.750%	32,500,000	37,765,000
04/01/35	6.000%	15,000,000	17,553,600
04/01/38	6.000%	22,500,000	26,330,400
11/01/39	5.500%	15,520,000	18,088,094
Series 2010
03/01/30	5.250%	3,000,000	3,493,890
03/01/33	6.000%	5,000,000	5,996,550
03/01/40	5.500%	17,200,000	20,108,348
Series 2011
09/01/30	5.250%	8,750,000	10,146,062
Series 2012
04/01/35	5.250%	19,275,000	22,174,153
Unlimited General Obligation Refunding Bonds
Series 2007
08/01/30	4.500%	34,950,000	36,962,770
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/29	5.300%	6,000	6,024
Temecula Public Financing Authority
Refunding Special Tax Bonds
Wolf Creek Community Facilities District
Series 2012
09/01/27	5.000%	1,275,000	1,413,682

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

CALIFORNIA (CONTINUED)
09/01/28	5.000%	$1,315,000	$1,455,929
09/01/29	5.000%	1,405,000	1,550,122
09/01/30	5.000%	1,480,000	1,630,516
09/01/31	5.000%	1,555,000	1,706,441
West Contra Costa Unified School District Unlimited General Obligation Refunding Bonds Series 2001B (NPFGC)
08/01/24	6.000%	2,320,000	2,751,543
Yuba City Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 2000 (NPFGC) (f)
09/01/18	0.000%	1,160,000	1,083,220
Total			523,074,546

COLORADO 2.5%
Baptist Road Rural Transportation Authority
Revenue Bonds
Series 2007
12/01/17	4.800%	450,000	453,902
12/01/22	4.950%	1,570,000	1,539,809
12/01/26	5.000%	1,575,000	1,514,362
City & County of Denver Refunding Revenue Bonds United Air Lines Project Series 2007A AMT (a)
10/01/32	5.250%	5,000,000	5,240,250
Colorado Educational & Cultural Facilities Authority
Refunding Revenue Bonds
Student Housing-Campus Village Apartments LLC
Series 2008
06/01/33	5.500%	2,000,000	2,206,960
06/01/38	5.500%	6,000,000	6,620,880
Colorado Educational & Cultural Facilities Authority (b)
Improvement Refunding Revenue Bonds
Skyview Charter School
Series 2014
07/01/34	5.125%	1,525,000	1,611,711
07/01/44	5.375%	2,100,000	2,222,913
07/01/49	5.500%	925,000	977,170
Colorado Health Facilities Authority
Refunding Revenue Bonds
Covenant Retirement Communities
Series 2012A
12/01/33	5.000%	5,500,000	5,790,400
Series 2015
12/01/35	5.000%	3,800,000	4,057,412
Valley View Hospital Association
Series 2008
05/15/28	5.500%	5,745,000	6,330,071
Revenue Bonds
Catholic Health Initiatives
Series 2013A
01/01/45	5.250%	10,000,000	11,033,300
Health Facilities Evangelical Lutheran

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

COLORADO (CONTINUED)
Series 2005
06/01/23	5.250%	$1,200,000	$1,243,668
E-470 Public Highway Authority
Revenue Bonds
Series 2010C
09/01/26	5.375%	5,000,000	5,619,300
E-470 Public Highway Authority (f)
Revenue Bonds
Capital Appreciation
Senior Series 1997B (NPFGC)
09/01/22	0.000%	6,515,000	5,437,354
Senior Series 2000B (NPFGC)
09/01/18	0.000%	18,600,000	17,351,568
Foothills Metropolitan District Special Assessment Bonds Series 2014
12/01/30	5.750%	1,500,000	1,603,380
North Range Metropolitan District No. 2
Limited Tax General Obligation Bonds
Series 2007
12/15/27	5.500%	2,765,000	2,811,148
12/15/37	5.500%	3,100,000	3,136,735
University of Colorado Hospital Authority
Refunding Revenue Bonds
Series 2009A
11/15/29	6.000%	5,000,000	5,812,200
Revenue Bonds
Series 2012A
11/15/42	5.000%	7,325,000	7,991,868
Total			100,606,361

CONNECTICUT 0.9%
Bridgeport Housing Authority Revenue Bonds Custodial Receipts Energy Performance Series 2009
06/01/30	5.600%	1,000,000	1,043,500
City of Hartford Unrefunded Unlimited General Obligation Bonds Series 2012A (AGM)
04/01/32	5.000%	245,000	272,173
City of New Haven Unlimited General Obligation Bonds Series 2002C Escrowed to Maturity (NPFGC)
11/01/20	5.000%	10,000	10,388
Connecticut Housing Finance Authority
Revenue Bonds
State Supported Special Obligation
Series 2009-10
06/15/28	5.000%	750,000	835,830
Connecticut Housing Finance Authority (a)
Revenue Bonds
Subordinated Series 2012B-2 AMT
11/15/32	4.050%	1,000,000	1,003,710
Connecticut State Development Authority

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

CONNECTICUT (CONTINUED)
Refunding Revenue Bonds
Connecticut Light & Power Co. Project
Series 2011
09/01/28	4.375%	$1,500,000	$1,632,720
Revenue Bonds
Alzheimers Resource Center, Inc. Project
Series 2007
08/15/27	5.500%	2,375,000	2,445,300
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Connecticut College
Series 2011H-1
07/01/41	5.000%	1,625,000	1,773,249
Danbury Hospital
Series 2006H (AMBAC)
07/01/33	4.500%	2,000,000	2,005,120
Hartford Healthcare
Series 2011A
07/01/32	5.000%	500,000	545,325
Loomis Chaffe School
Series 2005F (AMBAC)
07/01/25	5.250%	2,035,000	2,561,841
07/01/26	5.250%	1,045,000	1,322,374
Middlesex Hospital
Series 2011N
07/01/24	5.000%	425,000	473,548
07/01/26	5.000%	900,000	995,058
Sacred Heart University
Series 2011G
07/01/31	5.375%	500,000	544,210
Stamford Hospital
Series 2012J
07/01/37	5.000%	1,000,000	1,083,120
State Supported Child Care
Series 2011
07/01/28	5.000%	1,030,000	1,143,362
07/01/29	5.000%	860,000	953,628
Western Connecticut Health
Series 2011M
07/01/41	5.375%	1,500,000	1,672,380
Western Connecticut Health Network
Series 2011
07/01/29	5.000%	1,000,000	1,104,130
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A
04/01/39	7.875%	8,750,000	10,514,088
New Haven Solid Waste Authority Revenue Bonds Series 2008
06/01/28	5.375%	1,750,000	1,886,010

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CONNECTICUT (CONTINUED)
State of Connecticut Revenue Bonds Revolving Fund Series 2009A
06/01/26	5.000%	$1,000,000	$1,144,550
University of Connecticut Revenue Bonds Series 2009A
02/15/28	5.000%	500,000	561,660
Total			37,527,274
DELAWARE 0.2%
Delaware State Economic Development Authority
Refunding Revenue Bonds
Gas Facilities-Delmarva Power
Series 2010
02/01/31	5.400%	5,000,000	5,575,300
Revenue Bonds
Newark Charter School
Series 2012
09/01/32	4.625%	2,000,000	2,023,260
09/01/42	5.000%	1,350,000	1,412,708
Total			9,011,268
DISTRICT OF COLUMBIA —%
District of Columbia
Revenue Bonds
KIPP Charter School
Series 2013
07/01/33	6.000%	250,000	293,480
07/01/48	6.000%	1,150,000	1,328,802
Total			1,622,282
FLORIDA 4.8%
Brevard County Housing Finance Authority Revenue Bonds Compound Interest Series 1985 (FGIC/MGIC) (f)
04/01/17	0.000%	375,000	308,557
Broward County Housing Finance Authority Revenue Bonds Chaves Lake Apartments Project Series 2000A AMT (a)(d)
07/01/40	7.500%	7,530,000	7,545,135
Capital Trust Agency, Inc. Revenue Bonds Atlantic Housing Foundation Subordinated Series 2008B (d)
07/15/32	7.000%	1,820,000	727,873

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
City of Lakeland Revenue Bonds Lakeland Regional Health Series 2015
11/15/45	5.000%	$33,000,000	$35,595,780
County of Broward Airport System Refunding Revenue Bonds Series 2012P-1 AMT (a)
10/01/25	5.000%	6,000,000	6,879,780
County of Escambia Revenue Bonds Environment Series 2003A AMT (a)
11/01/27	5.750%	2,750,000	2,751,650
County of Miami-Dade Aviation (a)
Refunding Revenue Bonds
Series 2014A AMT
10/01/33	5.000%	10,000,000	11,143,600
10/01/36	5.000%	21,400,000	23,630,736
County of Seminole Water & Sewer
Revenue Bonds
Series 1992 Escrowed to Maturity (NPFGC)
10/01/19	6.000%	1,030,000	1,154,496
Unrefunded Revenue Bonds
Series 1992 (NPFGC)
10/01/19	6.000%	100,000	101,903
Florida Development Finance Corp.
Revenue Bonds
Renaissance Charter School
Series 2012A
06/15/22	5.500%	1,240,000	1,294,820
06/15/32	6.000%	4,000,000	4,090,280
06/15/43	6.125%	5,000,000	5,102,100
Renaissance Charter School Projects
Series 2013A
06/15/44	8.500%	15,000,000	17,529,300
Florida Development Finance Corp. (b)
Revenue Bonds
Miami Arts Charter School Project
Series 2014A
06/15/34	5.875%	420,000	429,488
Highlands County Health Facilities Authority
Prerefunded 11/15/16 Revenue Bonds
Adventist Health
Series 2006G
11/15/21	5.125%	70,000	74,885
Highlands County Health Facilities Authority (g)
Prerefunded 11/15/16 Revenue Bonds
Adventist Health
Series 2006C
11/15/36	5.250%	215,000	230,413
Jacksonville Health Facilities Authority Revenue Bonds Brooks Health System Series 2007
11/01/38	5.250%	5,000,000	5,294,100

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
Miami-Dade County Expressway Authority Revenue Bonds Series 2014A
07/01/44	5.000%	$5,000,000	$5,509,450
Mid-Bay Bridge Authority
Revenue Bonds
Series 1991A Escrowed to Maturity
10/01/22	6.875%	2,000,000	2,553,500
Series 2011A
10/01/40	7.250%	7,000,000	9,193,660
Orange County Industrial Development Authority Revenue Bonds VITAG Florida LLC Project Series 2014 AMT (a)(b)
07/01/36	8.000%	12,000,000	12,135,840
Orange County School Board Certificate of Participation Series 2005B (AMBAC)
08/01/25	5.000%	2,440,000	2,469,109
Palm Beach County Health Facilities Authority
Refunding Revenue Bonds
Boca Raton Community Hospital Obligation Group
Series 2014
12/01/31	5.000%	1,500,000	1,674,090
Revenue Bonds
Sinai Residences of Boca Raton
Series 2014
06/01/34	7.250%	685,000	778,667
Sarasota County Public Hospital Board Refunding Revenue Bonds Sarasota Memorial Hospital Series 1998B (NPFGC)
07/01/28	5.500%	6,980,000	8,205,060
Seminole Tribe of Florida, Inc. Revenue Bonds Series 2007A (b)(c)
10/01/27	5.250%	9,750,000	10,335,390
State of Florida
Unlimited General Obligation Bonds
Capital Outlay 2008
Series 2009B
06/01/26	5.000%	5,525,000	6,216,896
06/01/27	5.000%	5,800,000	6,492,462
Tampa Sports Authority Sales Tax Revenue Bonds Tampa Bay Arena Project Series 1995 (NPFGC)
10/01/25	5.750%	2,500,000	2,990,500
Waterset North Community Development District Special Assessment Bonds Series 2007A
05/01/39	6.600%	2,755,000	2,727,202
Total			195,166,722

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
GEORGIA 1.5%
Barnesville-Lamar County Industrial Development Authority Revenue Bonds Gordon College Properties Series 2004A
08/01/25	5.000%	$1,250,000	$1,251,950
DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010
09/01/40	6.125%	6,250,000	6,832,937
Gainesville & Hall County Hospital Authority Revenue Bonds Northeast Georgia Healthcare Series 2010A
02/15/45	5.500%	30,000,000	33,209,700
Georgia State Road & Tollway Authority Revenue Bonds I-75 S Express Lanes Project Series 2014 (b)(f)
06/01/24	0.000%	625,000	368,563
Metropolitan Atlanta Rapid Transit Authority
Refunding Revenue Bonds
Series 1992N
07/01/18	6.250%	280,000	304,976
Series 1992P (AMBAC)
07/01/20	6.250%	4,710,000	5,184,438
Series 2007A (AMBAC)
07/01/26	5.250%	1,000,000	1,235,750
Municipal Electric Authority of Georgia
Revenue Bonds
Series 1991V Escrowed to Maturity (NPFGC IBC)
01/01/18	6.600%	2,735,000	2,991,734
Unrefunded Revenue Bonds
Series 1991V (NPFGC)
01/01/18	6.600%	7,835,000	8,476,295
Rockdale County Development Authority Revenue Bonds Visy Paper Project Series 2007A AMT (a)
01/01/34	6.125%	3,000,000	3,089,130
Total			62,945,473
GUAM 0.1%
Territory of Guam (c)
Revenue Bonds
Section 30
Series 2009A
12/01/34	5.750%	4,150,000	4,555,248
Series 2011A
01/01/42	5.125%	800,000	873,208
Total			5,428,456

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HAWAII 0.7%
Hawaii Pacific Health
Revenue Bonds
Series 2010A
07/01/40	5.500%	$6,500,000	$7,275,775
Series 2010B
07/01/30	5.625%	1,220,000	1,395,485
07/01/40	5.750%	1,630,000	1,852,283
State of Hawaii Airports System Certificate of Participation Series 2013 AMT (a)
08/01/28	5.000%	1,775,000	1,972,274
State of Hawaii Department of Budget & Finance
Refunding Revenue Bonds
Special Purpose - Kahala Nui
Series 2012
11/15/21	5.000%	1,000,000	1,121,230
11/15/27	5.000%	1,400,000	1,531,096
11/15/32	5.125%	1,300,000	1,399,645
11/15/37	5.250%	1,945,000	2,104,529
Revenue Bonds
15 Craigside Project
Series 2009A
11/15/29	8.750%	1,000,000	1,253,540
11/15/44	9.000%	3,000,000	3,734,340
Hawaii Pacific University
Series 2013A
07/01/33	6.625%	1,430,000	1,608,907
07/01/43	6.875%	2,795,000	3,178,334
Total			28,427,438
IDAHO 0.7%
Idaho Health Facilities Authority
Prerefunded 12/01/18 Revenue Bonds
Trinity Health Group
Series 2008B
12/01/23	6.000%	1,000,000	1,172,520
12/01/33	6.250%	6,000,000	7,087,740
Revenue Bonds
Terraces of Boise Project
Series 2014A
10/01/34	7.750%	9,135,000	9,769,974
10/01/44	8.000%	3,635,000	3,884,906
10/01/49	8.125%	4,365,000	4,686,744
Total			26,601,884
ILLINOIS 12.7%
Chicago Midway International Airport Refunding Revenue Bonds 2nd Lien Series 2014A AMT (a)
01/01/41	5.000%	10,000,000	10,817,300
City of Chicago Wastewater Transmission
Revenue Bonds
2nd Lien
Series 2014

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
01/01/39	5.000%	$4,000,000	$4,287,360
01/01/44	5.000%	4,000,000	4,272,240
City of Chicago Wastewater Transmission (f)
Refunding Revenue Bonds
Capital Appreciation
Series 1998A (NPFGC)
01/01/20	0.000%	7,275,000	6,463,183
City of Chicago Waterworks
Revenue Bonds
2nd Lien
Series 2014
11/01/34	5.000%	1,000,000	1,109,280
11/01/39	5.000%	2,000,000	2,196,620
11/01/44	5.000%	2,850,000	3,120,665
City of Chicago
Limited General Obligation Refunding Bonds
Emergency Telephone System
Series 1999 (NPFGC)
01/01/23	5.500%	9,750,000	11,065,080
Revenue Bonds
Asphalt Operating Services - Recovery Zone Facility
Series 2010
12/01/18	6.125%	3,650,000	3,789,211
Unlimited General Obligation Bonds
Project
Series 2011A
01/01/40	5.000%	21,025,000	19,857,061
Series 2012A
01/01/33	5.000%	7,450,000	7,278,575
01/01/34	5.000%	10,510,000	10,211,096
Series 2009C
01/01/40	5.000%	15,000,000	14,050,500
Unlimited General Obligation Refunding Bonds
Project
Series 2014A
01/01/33	5.250%	3,250,000	3,260,985
01/01/34	5.000%	5,000,000	4,857,800
01/01/35	5.000%	3,000,000	2,887,110
01/01/36	5.000%	21,360,000	20,378,935
County of Champaign
Unlimited General Obligation Bonds
Public Safety Sales Tax
Series 1999 (NPFGC)
01/01/20	8.250%	1,015,000	1,300,073
01/01/23	8.250%	1,420,000	1,960,196
DeKalb County Community Unit School District No. 424 Genoa-Kingston Unlimited General Obligation Bonds Capital Appreciation Series 2001 (AMBAC) (f)
01/01/21	0.000%	2,675,000	2,304,111
Illinois Finance Authority
Prerefunded 05/01/19 Revenue Bonds
Rush University Medical Center
Series 2009C
11/01/39	6.625%	8,000,000	9,626,320
Prerefunded 08/01/17 Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
Sherman Health System
Series 2007A
08/01/37	5.500%	$19,550,000	$21,545,273
Prerefunded 08/15/19 Revenue Bonds
Silver Cross & Medical Centers
Series 2009
08/15/38	6.875%	39,300,000	48,181,014
Refunding Revenue Bonds
Rush University Medical Center
Series 2015A
11/15/38	5.000%	20,145,000	22,182,465
Series 2015B
11/15/39	5.000%	6,295,000	6,909,581
Silver Cross Hospital & Medical Centers
Series 2015C
08/15/44	5.000%	9,400,000	10,112,144
Swedish Covenant
Series 2010A
08/15/38	6.000%	12,505,000	13,954,204
Revenue Bonds
CHF-Normal LLC-Illinois State University
Series 2011
04/01/43	7.000%	5,550,000	6,457,758
Northwestern Memorial Hospital
Series 2009A
08/15/30	5.750%	2,000,000	2,306,920
Series 2009B
08/15/30	5.750%	10,000,000	11,534,600
Riverside Health System
Series 2009
11/15/35	6.250%	8,200,000	9,581,454
South Suburban
Series 1992 Escrowed to Maturity
02/15/18	7.000%	1,220,000	1,344,660
Illinois Finance Authority (f)
Subordinated Revenue Bonds
Regency
Series 1990-RMK Escrowed to Maturity
04/15/20	0.000%	68,000,000	62,445,760
Illinois Sports Facilities Authority Revenue Bonds State Tax Supported-Capital Appreciation Series 2001 (AMBAC) (f)
06/15/18	0.000%	4,000,000	3,667,160
Illinois State Toll Highway Authority
Revenue Bonds
Series 2014C
01/01/36	5.000%	5,000,000	5,597,450
01/01/38	5.000%	6,650,000	7,415,747
01/01/39	5.000%	5,000,000	5,575,750
Lake County School District No. 56 Gurnee
Prerefunded Unlimited General Obligation Bonds
Series 1997 Escrowed to Maturity (NPFGC)
01/01/17	9.000%	1,235,000	1,311,916
Unrefunded Unlimited General Obligation Bonds
Series 1997 (NPFGC)
01/01/17	9.000%	1,480,000	1,574,350

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
Metropolitan Water Reclamation District of Greater Chicago Limited General Obligation Refunding Bonds Series 2007C
12/01/33	5.250%	$13,210,000	$15,943,809
Railsplitter Tobacco Settlement Authority Revenue Bonds Series 2010
06/01/28	6.000%	15,000,000	17,667,750
Regional Transportation Authority
Revenue Bonds
Series 1994C (NPFGC)
06/01/20	7.750%	4,325,000	5,039,014
Series 2002A (NPFGC)
07/01/31	6.000%	5,400,000	7,175,034
State of Illinois
Revenue Bonds
1st Series 2002 (NPFGC)
06/15/23	6.000%	4,000,000	5,038,480
Unlimited General Obligation Bonds
1st Series 2001 (NPFGC)
11/01/26	6.000%	3,000,000	3,547,170
Series 2004A
03/01/34	5.000%	3,000,000	3,010,110
Series 2006
01/01/31	5.500%	7,985,000	9,127,813
Series 2012
03/01/35	5.000%	2,725,000	2,818,849
03/01/36	5.000%	2,000,000	2,066,480
Series 2013
07/01/38	5.500%	4,125,000	4,537,253
Series 2013A
04/01/36	5.000%	8,000,000	8,301,520
Series 2014
05/01/36	5.000%	2,300,000	2,396,462
02/01/39	5.000%	23,000,000	23,789,130
04/01/39	5.000%	10,000,000	10,348,800
05/01/39	5.000%	6,175,000	6,392,237
Unlimited General Obligation Refunding Bonds
Series 2012
08/01/25	5.000%	3,100,000	3,387,835
Village of Glendale Heights Refunding Revenue Bonds Glendale Heights Project Series 1985B Escrowed to Maturity
12/01/15	7.100%	220,000	228,873
Total			517,608,526
INDIANA 1.9%
County of Jasper
Refunding Revenue Bonds
Northern Indiana Public Services
Series 1994C (NPFGC)
04/01/19	5.850%	3,000,000	3,412,890

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
INDIANA (CONTINUED)
Series 2003-RMKT (AMBAC)
07/01/17	5.700%	$2,000,000	$2,157,160
Crown Point Multi School Building Corp. Revenue Bonds 1st Mortgage Series 2000 (NPFGC) (f)
01/15/19	0.000%	8,165,000	7,700,167
Indiana Finance Authority
Refunding Revenue Bonds
Series 2007A (NPFGC)
06/01/29	4.500%	10,000,000	10,252,300
Sisters of St. Francis Health
Series 2008
11/01/32	5.375%	4,000,000	4,459,000
Revenue Bonds
1st Lien-CWA Authority, Inc.
Series 2011A
10/01/31	5.250%	8,335,000	9,623,674
BHI Senior Living
Series 2011
11/15/31	5.500%	1,175,000	1,272,737
11/15/41	5.750%	5,655,000	6,151,735
Parkview Health System
Series 2009A
05/01/31	5.750%	6,500,000	7,379,515
Indiana Finance Authority (a)
Revenue Bonds
I-69 Development Partners LLC
Series 2014 AMT
09/01/40	5.250%	8,000,000	8,746,240
Indiana Health & Educational Facilities Financing Authority
Prerefunded 02/15/16 Revenue Bonds
Clarian Health Obligation Group
Series 2006A
02/15/36	5.000%	4,375,000	4,538,887
Refunding Revenue Bonds
Clarian Health Obligation Group
Series 2006B
02/15/33	5.000%	6,950,000	7,161,836
Indianapolis Airport Authority Revenue Bonds Special Facilities-United Air Lines Project Series 1995A AMT (a)(d)(e)
11/15/31	6.500%	1,022,832	11,517
Vigo County Hospital Authority Revenue Bonds Union Hospital, Inc. Series 2007 (b)
09/01/37	5.700%	3,950,000	4,141,457
Total			77,009,115

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
IOWA 1.0%
City of Ames Revenue Bonds Mary Greely Medical Center Series 2011
06/15/36	5.250%	$6,000,000	$6,508,980
Iowa Finance Authority
Refunding Revenue Bonds
Sunrise Retirement Community
Series 2012
09/01/32	5.500%	1,500,000	1,533,465
09/01/37	5.500%	2,500,000	2,532,900
09/01/43	5.750%	2,630,000	2,696,934
Revenue Bonds
Iowa Fertilizer Co. Project
Series 2013
12/01/25	5.250%	15,000,000	16,731,450
Iowa Student Loan Liquidity Corp. (a)
Revenue Bonds
Senior Series 2011A-2 AMT
12/01/26	5.600%	5,935,000	6,420,958
12/01/27	5.700%	4,085,000	4,393,703
Total			40,818,390
KANSAS 1.1%
City of Overland Park Revenue Bonds Prairiefire Lionsgate Project Series 2012
12/15/29	5.250%	11,000,000	11,144,100
University of Kansas Hospital Authority Improvement Refunding Revenue Bonds Kansas University Health System Series 2015
09/01/45	5.000%	29,000,000	32,238,720
Total			43,382,820
KENTUCKY 1.3%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Medical Health System
Series 2010B
03/01/40	6.375%	5,800,000	6,629,052
Revenue Bonds
Louisville Arena
Subordinated Series 2008A-1 (AGM)
12/01/33	6.000%	3,200,000	3,431,008
12/01/38	6.000%	2,850,000	3,054,031
Owensboro Medical Health System
Series 2010A
03/01/45	6.500%	14,550,000	16,698,453
Kentucky Municipal Power Agency Refunding Revenue Bonds Series 2015A
09/01/42	5.000%	6,600,000	7,188,918

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
KENTUCKY (CONTINUED)
Louisville & Jefferson County Metropolitan Government Prerefunded 02/01/18 Revenue Bonds Jewish Hospital St. Mary’s Healthcare Series 2008
02/01/27	5.750%	$14,000,000	$15,827,420
Total			52,828,882
LOUISIANA 2.9%
Louisiana Housing Corp. Revenue Bonds Homeownership Program Series 2008A (GNMA/FNMA/FHLMC)
12/01/23	4.875%	575,000	602,571
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds Westlake Chemical Corp. Series 2010A-2
11/01/35	6.500%	6,250,000	7,478,125
Louisiana Public Facilities Authority
Unrefunded Revenue Bonds
Tulane University Project
Series 2007 (NPFGC)
02/15/26	5.000%	905,000	968,052
Louisiana Public Facilities Authority (a)
Revenue Bonds
Impala Warehousing LLC Project
Series 2013 AMT
07/01/36	6.500%	25,000,000	28,397,500
Louisiana Pellets, Inc. Project
Series 2013 AMT
07/01/39	10.500%	10,000,000	10,963,600
New Orleans Aviation Board
Revenue Bonds
Consolidated Rental Car
Series 2009A
01/01/30	6.250%	5,250,000	5,943,840
01/01/40	6.500%	20,400,000	23,304,756
New Orleans Aviation Board (a)
Revenue Bonds
Series 2015B AMT
01/01/45	5.000%	10,000,000	10,886,900
Parish of St. Charles Revenue Bonds Valero Energy Corp. Series 2010 (g)
12/01/40	4.000%	7,900,000	8,551,829
Parish of St. John the Baptist Revenue Bonds Marathon Oil Corp. Series 2007A
06/01/37	5.125%	18,600,000	19,558,830
Total			116,656,003

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MARYLAND 1.8%
City of Brunswick Special Tax Bonds Brunswick Crossing Special Taxing Series 2006
07/01/36	5.500%	$6,686,000	$6,749,718
County of Baltimore Revenue Bonds Oak Crest Village, Inc. Facility Series 2007A
01/01/37	5.000%	5,000,000	5,165,600
Maryland Economic Development Corp.
Refunding Revenue Bonds
CNX Marine Terminals, Inc.
Series 2010
09/01/25	5.750%	4,000,000	4,434,800
Revenue Bonds
Salisbury University Project
Series 2012
06/01/30	5.000%	400,000	433,436
Towson University Project
Senior Series 2012
07/01/29	5.000%	650,000	698,516
University of Maryland College Park Projects
Series 2008
06/01/33	5.750%	1,600,000	1,749,296
Maryland Health & Higher Educational Facilities Authority
Prerefunded 07/01/19 Revenue Bonds
Anne Arundel Health System
Series 2009A
07/01/39	6.750%	5,000,000	6,125,150
Refunding Revenue Bonds
MedStar Health, Inc.
Series 2015
08/15/42	5.000%	22,515,000	24,977,916
Western Maryland Health System
Series 2014
07/01/34	5.250%	6,885,000	7,679,735
Revenue Bonds
University of Maryland Medical System
Series 2005 (AMBAC)
07/01/28	5.250%	3,000,000	3,305,310
Washington County Hospital
Series 2008
01/01/33	5.750%	3,495,000	3,760,131
Resolution Trust Corp. Pass-Through Certificates Series 1993A (d)
12/01/16	8.500%	6,615,223	6,612,113
Total			71,691,721
MASSACHUSETTS 5.1%
Berkshire Wind Power Cooperative Corp. Revenue Bonds Series 2010-1
07/01/30	5.250%	1,000,000	1,120,450

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)
Boston Industrial Development Financing Authority Revenue Bonds Crosstown Center Project Senior Series 2002 AMT (a)(d)
09/01/35	6.500%	$5,030,000	$3,576,732
Boston Water & Sewer Commission
Refunding Revenue Bonds
General
Senior Series 2009A
11/01/28	5.000%	1,250,000	1,433,200
Revenue Bonds
General
Senior Series 1993A
11/01/19	5.250%	3,400,000	3,753,362
Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 (NPFGC)
01/01/27	5.500%	4,500,000	5,630,805
01/01/30	5.500%	2,500,000	3,145,375
Massachusetts Bay Transportation Authority
Refunding Revenue Bonds
General Transportation System
Series 1994C (AGM)
03/01/19	7.000%	1,215,000	1,309,673
Revenue Bonds
Senior Series 2005B (NPFGC)
07/01/26	5.500%	1,500,000	1,927,725
07/01/29	5.500%	2,000,000	2,595,160
Senior Series 2008B
07/01/27	5.250%	710,000	897,554
Unrefunded Revenue Bonds
General Transportation
Series 1991 (NPFGC)
03/01/21	7.000%	625,000	758,450
Massachusetts Clean Water Trust (The)
Refunding Revenue Bonds
Pool Program
Series 2006
08/01/30	5.250%	1,000,000	1,275,140
Revenue Bonds
MWRA Program
Subordinated Series 1999A
08/01/17	6.000%	12,445,000	13,911,892
Massachusetts Department of Transportation Revenue Bonds Capital Appreciation Senior Series 1997C (NPFGC) (f)
01/01/18	0.000%	4,700,000	4,551,057
Massachusetts Development Finance Agency
Prerefunded 07/01/22 Revenue Bonds
Boston Medical Center
Series 2012
07/01/29	5.000%	80,000	97,057
Revenue Bonds
Adventcare Project
Series 2007A
10/15/28	6.650%	5,000,000	5,230,000

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)
Boston College
Series 2009Q-2
07/01/29	5.000%	$1,455,000	$1,645,576
Boston University
Series 2005T-1 (AMBAC)
10/01/39	5.000%	2,000,000	2,033,520
Covenant Health System Obligation Group
Series 2012
07/01/31	5.000%	1,000,000	1,092,350
Education-Dexter School Project
Series 2007
05/01/26	4.500%	1,600,000	1,640,160
Evergreen Center, Inc.
Series 2005
01/01/35	5.500%	750,000	750,480
Foxborough Regional Charter School
Series 2010A
07/01/42	7.000%	1,000,000	1,131,800
Linden Ponds, Inc. Facility
Series 2011A-2
11/15/46	5.500%	154,325	131,915
Partners Healthcare
Series 2012L
07/01/36	5.000%	1,000,000	1,118,410
Smith College
Series 2005
07/01/35	5.000%	3,000,000	3,022,470
WGBH Educational Foundation
Series 2002A (AMBAC)
01/01/42	5.750%	2,000,000	2,514,420
Unrefunded Revenue Bonds
Boston Medical Center
Series 2012
07/01/29	5.000%	425,000	465,660
Massachusetts Development Finance Agency
Refunding Revenue Bonds
1st Mortgage-VOA Concord
Series 2007
11/01/41	5.200%	1,145,000	1,122,730
Massachusetts Development Finance Agency (f)
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2011B
11/15/56	0.000%	767,588	4,736
Massachusetts Educational Financing Authority
Revenue Bonds
Series 2009I
01/01/28	6.000%	590,000	627,459
Massachusetts Educational Financing Authority (a)
Revenue Bonds
Education Loan
Series 2014-I AMT
01/01/25	5.000%	12,450,000	14,013,720
01/01/27	5.000%	3,000,000	3,322,170
Issue I
Series 2010B AMT
01/01/31	5.700%	5,885,000	6,325,080
Series 2008H (AGM) AMT

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)
01/01/30	6.350%	$5,870,000	$6,193,730
Series 2011J AMT
07/01/33	5.625%	2,045,000	2,226,126
Series 2012J AMT
07/01/25	4.625%	9,075,000	9,667,960
07/01/28	4.900%	870,000	917,798
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Boston College
Series 2008M-2
06/01/35	5.500%	22,000,000	28,721,880
Caregroup, Inc.
Series 1998B-2 (NPFGC)
02/01/28	5.375%	1,380,000	1,533,608
Series 2008E-1
07/01/33	5.125%	3,000,000	3,216,630
Harvard University
Series 2009A
11/15/36	5.500%	1,000,000	1,149,280
Massachusetts Eye & Ear Infirmary
Series 2010C
07/01/35	5.375%	1,000,000	1,088,900
Massachusetts Institute of Technology
Series 2004M
07/01/25	5.250%	500,000	638,280
Milford Regional Medical Center
Series 2007E
07/15/22	5.000%	1,250,000	1,312,837
07/15/32	5.000%	4,720,000	4,811,521
07/15/37	5.000%	500,000	507,900
Partners Healthcare
Series 2010J-1
07/01/34	5.000%	11,400,000	12,866,154
Springfield College
Series 2010
10/15/40	5.625%	4,500,000	4,835,700
Suffolk University
Series 2009A
07/01/30	6.250%	1,000,000	1,164,820
Tufts University
Series 2009M
02/15/28	5.500%	1,000,000	1,268,040
Unrefunded Revenue Bonds
South Shore
Series 1999F
07/01/29	5.750%	1,845,000	1,852,860
Massachusetts Housing Finance Agency
Revenue Bonds
Series 2009-147 (FNMA)
06/01/28	4.800%	5,000	5,063
Massachusetts Housing Finance Agency (a)
Revenue Bonds
Housing
Series 2011A AMT
12/01/36	5.250%	1,185,000	1,230,196
Series 2010C AMT
12/01/30	5.000%	1,000,000	1,037,650
Single Family

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)
Series 2006-122 AMT
12/01/31	4.850%	$4,155,000	$4,157,576
Massachusetts Industrial Finance Agency Refunding Revenue Bonds Chelsea Jewish Nursing Home Series 1997A (FHA)
08/01/37	6.500%	560,000	561,378
Massachusetts Port Authority Revenue Bonds Bosfuel Project Series 2007 (NPFGC) AMT (a)
07/01/32	5.000%	2,000,000	2,119,700
Massachusetts State College Building Authority
Revenue Bonds
Series 2008A (AGM)
05/01/38	5.000%	3,000,000	3,295,770
Massachusetts State College Building Authority (f)
Revenue Bonds
Capital Appreciation
Senior Series 1999A Escrowed to Maturity (NPFGC)
05/01/19	0.000%	7,710,000	7,278,780
05/01/23	0.000%	3,000,000	2,520,150
Massachusetts Water Resources Authority
Prerefunded 08/01/17 Revenue Bonds
General
Series 2005A (NPFGC)
08/01/24	5.250%	155,000	170,726
Refunding Revenue Bonds
General
Series 2011C
08/01/28	5.000%	500,000	576,770
Revenue Bonds
Series 1992A Escrowed to Maturity
07/15/19	6.500%	4,075,000	4,499,370
Unrefunded Revenue Bonds
General
Series 1993C (AMBAC/TCRS)
12/01/15	5.250%	105,000	107,806
Metropolitan Boston Transit Parking Corp. Revenue Bonds Series 2011
07/01/36	5.250%	3,000,000	3,425,010
Total			207,136,257
MICHIGAN 1.4%
Allen Academy Refunding Revenue Bonds Public School Academy Series 2013
06/01/22	5.500%	2,000,000	2,054,160

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

MICHIGAN (CONTINUED)

City of Detroit Sewage Disposal System Refunding Revenue Bonds Senior Lien Series 2012A
07/01/39	5.250%	$11,925,000	$12,807,092
City of Detroit Water Supply System
Revenue Bonds
Senior Lien
Series 2003A (NPFGC)
07/01/34	5.000%	395,000	396,319
Series 2005A (NPFGC)
07/01/27	5.000%	1,290,000	1,307,983
Series 2011A
07/01/36	5.000%	4,105,000	4,324,946
07/01/41	5.250%	8,765,000	9,328,677
Grand Traverse Academy
Refunding Revenue Bonds
Series 2007
11/01/17	5.000%	390,000	398,362
11/01/22	5.000%	750,000	752,445
11/01/32	4.750%	1,170,000	1,069,719
Grand Traverse County Hospital Finance Authority
Revenue Bonds
Munson Healthcare
Series 2014A
07/01/44	5.000%	1,500,000	1,656,525
07/01/47	5.000%	1,200,000	1,322,520
Michigan Finance Authority
Refunding Revenue Bonds
Senior Lien-Detroit Water & Sewer
Series 2014C-6
07/01/33	5.000%	1,070,000	1,159,088
Revenue Bonds
Senior Lien-Detroit Water & Sewer
Series 2014C-1
07/01/44	5.000%	2,000,000	2,105,640
Michigan Finance Authority (a)
Revenue Bonds
Senior Lien-Detroit Water & Sewer
Series 2014C-2 AMT
07/01/44	5.000%	1,500,000	1,549,140
Michigan Strategic Fund Refunding Revenue Bonds Collateral Detroit Fund-Pollution Series 1991BB (AMBAC)
05/01/21	7.000%	2,505,000	3,193,950
Paw Paw Public Schools Unlimited General Obligation Refunding Bonds Series 1998 (NPFGC) (Qualified School Board Loan Fund)
05/01/25	5.000%	1,020,000	1,256,997
Royal Oak Hospital Finance Authority Refunding Revenue Bonds William Beaumont Hospital Series 2014D
09/01/39	5.000%	9,425,000	10,274,098

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

MICHIGAN (CONTINUED)

St. Johns Public Schools Unlimited General Obligation Refunding Bonds Series 1998 (NPFGC) (Qualified School Bond Loan Fund)
05/01/25	5.100%	$1,790,000	$2,136,276
Williamston Community School District Unlimited General Obligation Bonds Series 1996 (NPFGC) (Qualified School Bond Loan Fund)
05/01/25	5.500%	1,000,000	1,164,560
Total			58,258,497

MINNESOTA 3.8%

City of Minneapolis Revenue Bonds Fairview Health Services Series 2008A
11/15/32	6.750%	7,500,000	8,792,550
City of St. Louis Park
Refunding Revenue Bonds
Park Nicollet Health Services
Series 2009
07/01/39	5.750%	16,825,000	19,205,906
Revenue Bonds
Park Nicollet Health Services
Series 2008C
07/01/23	5.500%	22,775,000	25,497,751
07/01/30	5.750%	3,200,000	3,578,176
County of Meeker Revenue Bonds Hospital Facilities Memorial Hospital Project Series 2007
11/01/37	5.750%	1,750,000	1,811,163
Perham Hospital District
Revenue Bonds
Perham Memorial Hospital & Home
Series 2010
03/01/35	6.350%	4,000,000	4,336,160
03/01/40	6.500%	2,800,000	3,049,620
Southern Minnesota Municipal Power Agency (f)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/22	0.000%	27,500,000	23,578,775
01/01/23	0.000%	26,500,000	21,737,155
01/01/25	0.000%	17,500,000	13,285,300
St. Paul Housing & Redevelopment Authority
Revenue Bonds
HealthPartners Obligation Group Project
Series 2006
05/15/36	5.250%	4,550,000	4,727,495
Healtheast Project
Series 2005
11/15/25	6.000%	3,500,000	3,577,910
11/15/30	6.000%	10,000,000	10,220,900

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

MINNESOTA (CONTINUED)

11/15/35	6.000%	$11,500,000	$11,746,445
Western Minnesota Municipal Power Agency Revenue Bonds Series 1983 Escrowed to Maturity (NPFGC)
01/01/16	9.750%	635,000	672,922
Total			155,818,228

MISSISSIPPI 0.4%

County of Lowndes Refunding Revenue Bonds Weyerhaeuser Co. Project Series 1992A
04/01/22	6.800%	2,470,000	3,109,631
Medical Center Educational Building Corp. Refunding Revenue Bonds University of Mississippi Medical Center Series 1998B (AMBAC)
12/01/23	5.500%	5,300,000	6,238,312
Mississippi Business Finance Corp. Revenue Bonds Series 2009A
05/01/24	4.700%	6,090,000	6,502,293
Rankin County Five Lakes Utility District Series 1994 (d)
07/15/37	7.000%	450,000	450,338
Total			16,300,574

MISSOURI 1.6%

City of Manchester
Refunding Tax Allocation Bonds
Highway 141/Manchester Road Project
Series 2010
11/01/25	6.000%	1,835,000	1,941,705
11/01/39	6.875%	1,500,000	1,592,985
Health & Educational Facilities Authority of the State of Missouri
Revenue Bonds
Lutheran Senior Services
Senior Series 2010
02/01/42	5.500%	2,000,000	2,162,700
Series 2011
02/01/31	5.750%	1,730,000	1,904,626
02/01/41	6.000%	2,600,000	2,864,680
Series 2014
02/01/35	5.000%	7,350,000	7,848,624
02/01/44	5.000%	12,725,000	13,501,734
Industrial Development Authority of the City of St. Louis (The) Revenue Bonds Convention Center Hotel Series 2000 (AMBAC) (f)
07/15/18	0.000%	2,000,000	1,857,620

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

MISSOURI (CONTINUED)

Kirkwood Industrial Development Authority Revenue Bonds Aberdeen Heights Series 2010A
05/15/39	8.250%	$12,000,000	$13,776,240
Missouri Development Finance Board Revenue Bonds Procter & Gamble Paper Products Series 1999 AMT (a)
03/15/29	5.200%	6,385,000	7,622,605
St. Louis Area Housing Finance Corp. Revenue Bonds Wellington Arms III Project Series 1979
01/01/21	7.375%	855,186	856,760
St. Louis County Industrial Development Authority
Revenue Bonds
Friendship Village Sunset Hills
Series 2013A
09/01/33	5.500%	2,750,000	3,021,397
St. Andrews Residence for Seniors
Series 2007A
12/01/41	6.375%	7,000,000	7,260,470
University of Missouri Unrefunded Revenue Bonds System Facilities Series 2006A
11/01/26	5.000%	740,000	757,494
Total			66,969,640

NEBRASKA 0.9%

Douglas County Hospital Authority No. 2
Revenue Bonds
Health Facilities-Immanuel Obligation Group
Series 2010
01/01/40	5.625%	875,000	963,121
Madonna Rehabilitation Hospital
Series 2014
05/15/28	5.000%	2,025,000	2,259,718
05/15/29	5.000%	2,125,000	2,356,285
05/15/30	5.000%	2,000,000	2,217,680
05/15/36	5.000%	1,000,000	1,085,500
05/15/44	5.000%	6,400,000	6,896,576
Madison County Hospital Authority No. 1 Revenue Bonds Faith Regional Health Services Project Series 2008A-1
07/01/33	6.000%	11,500,000	12,663,225
Nebraska Elementary & Secondary School Finance Authority Revenue Bonds Boys Town Project Series 2008
09/01/28	4.750%	6,800,000	7,451,168

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

NEBRASKA (CONTINUED)

Omaha Public Power District Revenue Bonds Series 1992B Escrowed to Maturity
02/01/17	6.200%	$660,000	$704,458
Total			36,597,731

NEVADA 1.4%

Carson City Refunding Revenue Bonds Carson Tahoe Regional Medical Center Series 2012
09/01/33	5.000%	2,500,000	2,680,450
City of Sparks Tax Anticipation Revenue Bonds Senior Sales Series 2008A (b)
06/15/28	6.750%	2,000,000	2,155,500
Clark County Water Reclamation District Limited General Obligation Bonds Series 2009A
07/01/34	5.250%	12,000,000	13,627,080
County of Clark
Revenue Bonds
Las Vegas-McCarran International Airport
Series 2010A
07/01/34	5.125%	18,750,000	20,993,625
County of Clark (a)
Revenue Bonds
Southwest Gas Corp. Project
Series 2005A (AMBAC) AMT
10/01/35	4.850%	5,000,000	5,019,050
Henderson Local Improvement Districts Special Assessment Bonds No. T-18 Series 2006T-18
09/01/35	5.300%	7,650,000	5,826,469
Las Vegas Valley Water District Limited General Obligation Bonds Water Improvement Series 2006A (AGM)
06/01/24	5.000%	4,095,000	4,294,631
State of Nevada Department of Business & Industry
Revenue Bonds
Somerset Academy
Series 2015A
12/15/35	5.000%	1,025,000	1,022,325
State of Nevada Department of Business & Industry (a)(g)
Revenue Bonds
Republic Services, Inc. Project
Series 2003 AMT
12/01/26	5.625%	2,000,000	2,202,000
Total			57,821,130

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

NEW JERSEY 3.1%

Middlesex County Improvement Authority (d)(e)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/37	8.750%	$1,500,000	$74,475
Subordinated Revenue Bonds
Heldrich Center Hotel
Subordinated Series 2005B
01/01/37	6.250%	4,000,000	198,600
New Jersey Economic Development Authority
Refunding Revenue Bonds
School Facilities Construction
Series 2005N-1 (AGM)
09/01/25	5.500%	23,990,000	27,998,969
Series 2005N-1 (NPFGC)
09/01/27	5.500%	5,000,000	5,837,750
Revenue Bonds
Lions Gate Project
Series 2014
01/01/34	5.000%	1,000,000	1,034,780
01/01/44	5.250%	2,000,000	2,085,420
MSU Student Housing Project-Provident
Series 2010
06/01/31	5.750%	4,350,000	4,875,393
06/01/42	5.875%	14,500,000	16,202,155
Provident Group-Rowan Properties LLC
Series 2015
01/01/48	5.000%	7,200,000	7,612,416
New Jersey Economic Development Authority (a)
Refunding Revenue Bonds
Series 2006B AMT
01/01/37	6.875%	6,980,000	7,024,602
Revenue Bonds
Continental Airlines, Inc. Project
Series 1999 AMT
09/15/23	5.125%	5,000,000	5,501,550
09/15/29	5.250%	2,500,000	2,738,975
New Jersey Environmental Infrastructure Trust
Prerefunded 09/01/16 Revenue Bonds
Environmental
Series 2007
09/01/22	5.000%	35,000	37,159
Series 2007A
09/01/22	5.000%	10,000	10,617
09/01/22	5.000%	5,000	5,308
New Jersey Health Care Facilities Financing Authority
Revenue Bonds
St. Josephs Healthcare Systems
Series 2008
07/01/38	6.625%	4,000,000	4,455,600
Virtua Health
Series 2009
07/01/33	5.750%	750,000	853,245
New Jersey State Turnpike Authority
Refunding Revenue Bonds
Series 2005A (AGM)
01/01/30	5.250%	2,000,000	2,458,420
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

NEW JERSEY (CONTINUED)

Series 2004C-2 (AMBAC)
01/01/25	5.500%	$2,500,000	$3,096,925
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Transportation System
Series 1999A
06/15/20	5.750%	4,150,000	4,788,893
Series 2006A
12/15/23	5.500%	3,000,000	3,456,360
Series 2011B
06/15/31	5.500%	7,250,000	8,034,450
Union County Utilities Authority Refunding Revenue Bonds Covanta Union Series 2011 AMT (a)
12/01/31	5.250%	15,000,000	16,374,900
Total			124,756,962

NEW MEXICO 0.4%

New Mexico Hospital Equipment Loan Council
Revenue Bonds
Presbyterian Healthcare Services
Series 2008A
08/01/32	6.375%	8,650,000	9,910,565
Series 2009
08/01/39	5.000%	6,500,000	7,151,495
Total			17,062,060

NEW YORK 5.0%

Brooklyn Arena Local Development Corp. Revenue Bonds Barclays Center Project Series 2009
07/15/30	6.000%	6,500,000	7,562,360
Build NYC Resource Corp. Refunding Revenue Bonds Pratt Paper, Inc. Project Series 2014 AMT (a)(b)
01/01/25	4.500%	500,000	535,815
Housing Development Corp. Revenue Bonds Series 2005F-1
11/01/25	4.650%	4,160,000	4,222,774
Long Island Power Authority
Refunding Revenue Bonds
Series 2014A
09/01/44	5.000%	2,250,000	2,469,713
Revenue Bonds
Series 2008A
05/01/33	6.000%	2,725,000	3,169,339

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

NEW YORK (CONTINUED)

Metropolitan Transportation Authority Revenue Bonds Transportation Series 2007A (AGM)
11/15/33	5.000%	$12,000,000	$13,054,560
New York City Industrial Development Agency
Revenue Bonds
Pilot-Queens Baseball Stadium
Series 2006 (AMBAC)
01/01/24	5.000%	3,000,000	3,130,320
Pilot-Yankee Stadium-Payment I
Series 2006I (FGIC)
03/01/46	5.000%	2,000,000	2,042,940
New York City Industrial Development Agency (a)(g)
Revenue Bonds
Terminal One Group Association Project
Series 2005 AMT
01/01/24	5.500%	5,500,000	5,674,075
New York City Transitional Finance Authority Building Aid Revenue Bonds Fiscal 2009 Series 2009S-4
01/15/25	5.125%	2,000,000	2,267,840
New York City Water & Sewer System
Prerefunded Revenue Bonds
Series 2005C (NPFGC)
06/15/27	5.000%	2,505,000	2,519,103
Unrefunded Revenue Bonds
Series 2005C (NPFGC)
06/15/27	5.000%	2,500,000	2,515,250
New York Mortgage Agency Revenue Bonds Series 2007-140 AMT (a)
10/01/21	4.600%	1,455,000	1,479,881
New York State Dormitory Authority
Prerefunded 07/01/18 Revenue Bonds
New York University
Series 2008A (GNMA/FNMA)
07/01/29	5.000%	3,845,000	4,330,008
Refunding Revenue Bonds
Education
Series 2005B (AMBAC)
03/15/29	5.500%	2,030,000	2,613,158
Revenue Bonds
Consolidated City University System 2nd Generation
Series 1993A
07/01/18	5.750%	4,515,000	4,866,041
07/01/20	6.000%	13,350,000	15,685,048
Series 1993A (AGM)
07/01/20	6.000%	6,140,000	7,213,947
Independent School District-Educational Housing Services
Series 2005 (AMBAC)
07/01/30	5.250%	3,000,000	3,401,220
Mount Sinai School of Medicine
Series 2009
07/01/39	5.125%	15,000,000	16,655,100

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
North Shore-Long Island Jewish Obligation Group
Series 2009A
05/01/37	5.500%	$6,250,000	$6,962,500
Orange Regional Medical Center
Series 2008
12/01/29	6.125%	2,250,000	2,492,955
State University Educational Facilities
Series 1993A (NPFGC/IBC)
05/15/17	5.875%	23,000,000	24,776,290
New York State Energy Research & Development Authority Revenue Bonds Series 1993 (g)
04/01/20	12.348%	13,000,000	13,029,640
New York State Environmental Facilities Corp. Revenue Bonds Revolving Funds-New York City Municipal Water Series 2008A
06/15/28	5.000%	1,000,000	1,111,510
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 144th
Series 2006
10/01/28	5.000%	1,000,000	1,059,000
JFK International Air Terminal
Series 2010
12/01/36	6.000%	7,000,000	8,233,820
Port Authority of New York & New Jersey (a)
Revenue Bonds
5th Installment-Special Project
Series 1996-4 AMT
10/01/19	6.750%	4,800,000	4,799,520
JFK International Air Terminal Special Project
Series 1997 (NPFGC) AMT
12/01/22	5.750%	6,500,000	6,536,205
Suffolk County Industrial Development Agency Revenue Bonds Nissequogue Cogen Partners Facility Series 1998 AMT (a)
01/01/23	5.500%	6,700,000	6,700,871
Triborough Bridge & Tunnel Authority Revenue Bonds General Purpose Series 1992Y Escrowed to Maturity
01/01/21	6.125%	11,000,000	13,038,850
Ulster County Capital Resource Corp. (b)(g)
Refunding Revenue Bonds
Alliance Senior Living Co.
Series 2014A
09/15/44	0.000%	545,000	409,513
Ulster County Capital Resources (b)
Refunding Revenue Bonds
Alliance Senior Living Co.
Series 2014B
09/15/44	7.000%	2,765,000	2,833,351

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
Ulster County Industrial Development Agency
Revenue Bonds
Series 2007A
09/15/37	6.000%	$2,000,000	$1,985,480
09/15/42	6.000%	7,000,000	6,870,290
Total			206,248,287

NORTH CAROLINA 1.0%
City of Charlotte Water & Sewer System Revenue Bonds Series 2008
07/01/26	5.000%	8,450,000	9,473,802
City of High Point Combined Water & Sewer System Revenue Bonds Series 2008 (AGM)
11/01/28	5.000%	350,000	394,573
Durham Housing Authority Revenue Bonds Magnolia Pointe Apartments Series 2005 AMT (a)(d)
02/01/38	5.650%	3,110,955	3,171,681
North Carolina Eastern Municipal Power Agency
Prerefunded 01/01/22 Revenue Bonds
Series 1988A
01/01/26	6.000%	1,940,000	2,473,655
Revenue Bonds
Series 2009A
01/01/26	5.500%	300,000	343,143
Series 2009B
01/01/26	5.000%	7,000,000	7,882,070
Unrefunded Revenue Bonds
Series 1991A
01/01/18	6.500%	2,185,000	2,492,648
North Carolina Medical Care Commission
Refunding Revenue Bonds
1st Mortgage-Givens Estates
Series 2007
07/01/33	5.000%	5,000,000	5,197,800
Revenue Bonds
1st Mortgage-Deerfield Episcopal
Series 2008A
11/01/33	6.000%	4,060,000	4,479,195
1st Mortgage-Presbyterian Homes
Series 2006
10/01/31	5.500%	2,500,000	2,575,925
Health Care Housing-Arc Projects
Series 2004A
10/01/34	5.800%	1,400,000	1,417,444
Total			39,901,936

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NORTH DAKOTA 0.3%
County of McLean Revenue Bonds Great River Energy Series 2010B
07/01/40	5.150%	$7,900,000	$8,359,385
County of Ward Revenue Bonds Trinity Obligated Group Series 2006
07/01/29	5.125%	4,490,000	4,548,460
Total			12,907,845

OHIO 1.5%
Adams County/Ohio Valley Local School District Unlimited General Obligation Bonds Adams and Highland Counties Series 1995 (NPFGC)
12/01/15	7.000%	600,000	620,604
American Municipal Power, Inc. Revenue Bonds AMP Fremont Energy Center Project Series 2012
02/15/37	5.000%	13,220,000	14,559,847
City of Lakewood Water System Revenue Bonds Mortgage Series 1995 (AMBAC)
07/01/20	5.850%	1,225,000	1,459,490
City of Middleburg Heights
Revenue Bonds
Southwest General Facilities
Series 2011
08/01/36	5.250%	2,380,000	2,557,976
08/01/41	5.250%	6,900,000	7,412,049
Cleveland Department of Public Utilities Division of Public Power Revenue Bonds Series 2008B-1 (NPFGC)
11/15/28	5.000%	500,000	549,670
Cleveland Department of Public Utilities Division of Water Refunding Revenue Bonds 1st Mortgage Series 1993G (NPFGC)
01/01/21	5.500%	3,975,000	4,489,524
Kings Local School District Prerefunded Unlimited General Obligation Bonds National Public Finance (NPFGC/FGIC) Series 1995 Escrowed to Maturity
12/01/16	7.500%	915,000	979,480

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OHIO (CONTINUED)
Ohio Higher Educational Facility Commission Revenue Bonds University of Dayton Project Series 2009
12/01/24	5.500%	$3,000,000	$3,420,780
Ohio State Turnpike Commission Refunding Revenue Bonds Series 1998A (NPFGC)
02/15/26	5.500%	3,000,000	3,826,980
State of Ohio Revenue Bonds Portsmouth Bypass Project Series 2015 AMT (a)
06/30/53	5.000%	8,250,000	8,658,622
Toledo-Lucas County Port Authority
Revenue Bonds
University of Toledo Project
Series 2014
07/01/46	5.000%	5,000,000	5,247,150
Toledo-Lucas County Port Authority (d)
Special Assessment Bonds
Town Square at Levi Commons
Series 2007
11/01/36	5.400%	2,605,000	1,292,835
Toledo-Lucas County Port Authority (g)
Refunding Revenue Bonds
CSX Transportation, Inc. Project
Series 1992
12/15/21	6.450%	3,950,000	4,952,945
Total			60,027,952

OREGON 0.4%
Benton County Hospital Facilities Authority Unrefunded Revenue Bonds Samaritan Health Series 1998
10/01/28	5.125%	655,000	656,677
City of Forest Grove Refunding Revenue Bonds Campus Improvement Pacific University Project Series 2014
05/01/40	5.000%	1,500,000	1,625,100
Cow Creek Band of Umpqua Tribe of Indians Revenue Bonds Series 2006C (c)
10/01/26	5.625%	3,500,000	3,570,420
Hospital Facilities Authority of Multnomah County Refunding Revenue Bonds Mirabella at South Waterfront Series 2014A
10/01/44	5.400%	3,225,000	3,549,757

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OREGON (CONTINUED)
Oregon Health & Science University Revenue Bonds Series 2009A
07/01/39	5.750%	$4,500,000	$5,202,000
Total			14,603,954

PENNSYLVANIA 3.8%
Allegheny County Higher Education Building Authority Revenue Bonds Duquesne University Series 2008
03/01/28	5.000%	490,000	530,646
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds Series 2012A
05/01/42	5.000%	5,500,000	5,822,685
Butler County Hospital Authority Prerefunded 07/01/19 Revenue Bonds Butler Health Systems Project Series 2009
07/01/39	7.250%	7,000,000	8,694,490
Commonwealth Financing Authority Revenue Bonds Series 2015A
06/01/35	5.000%	7,010,000	7,690,601
Dauphin County Industrial Development Authority Revenue Bonds Dauphin Consolidated Water Supply Series 1992A AMT (a)
06/01/24	6.900%	3,400,000	4,268,836
Delaware Valley Regional Finance Authority Revenue Bonds Series 1997C (AMBAC)
07/01/27	7.750%	1,000,000	1,415,120
Northampton County General Purpose Authority Revenue Bonds Saint Luke’s Hospital Project Series 2008A
08/15/28	5.375%	4,000,000	4,430,560
Pennsylvania Convention Center Authority Revenue Bonds Series 1989A Escrowed to Maturity (FGIC)
09/01/19	6.000%	14,010,000	16,186,874
Pennsylvania Economic Development Financing Authority
Revenue Bonds
Philadelphia Biosolids Facility
Series 2009
01/01/32	6.250%	5,325,000	5,855,370
Pennsylvania Economic Development Financing Authority (a)
Revenue Bonds
PA Bridges Finco LP
Series 2015 AMT
06/30/42	5.000%	6,950,000	7,505,583

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PENNSYLVANIA (CONTINUED)
Proctor & Gamble Paper Project
Series 2001 AMT
03/01/31	5.375%	$1,000,000	$1,224,360
Pennsylvania Higher Educational Facilities Authority
Revenue Bonds
Edinboro University Foundation
Series 2008
07/01/28	5.750%	3,000,000	3,165,630
Series 2010
07/01/43	6.000%	4,750,000	5,163,962
Pennsylvania Turnpike Commission
Revenue Bonds
Series 2014B
12/01/44	5.250%	10,000,000	11,232,500
Subordinated Series 2014A-1
12/01/43	5.000%	16,940,000	18,574,202
Subordinated Series 2015A-1
12/01/45	5.250%	32,295,000	36,464,284
Philadelphia Authority for Industrial Development Revenue Bonds First Philadelphia Preparatory Charter School Series 2014
06/15/43	7.250%	5,475,000	6,234,820
Philadelphia Municipal Authority Revenue Bonds Lease Series 2009
04/01/34	6.500%	2,500,000	2,869,350
Philadelphia Redevelopment Authority Revenue Bonds Subordinated Series 1986B Escrowed to Maturity (GNMA)
06/01/17	9.000%	450,000	526,095
Washington County Industrial Development Authority
Revenue Bonds
Washington Jefferson College
Series 2010
11/01/36	5.000%	4,850,000	5,323,263
Washington County Industrial Development Authority (d)
Refunding Revenue Bonds
1st Mortgage-AHF/Central Project
Series 2003
01/01/29	8.500%	1,795,000	1,837,165
Westmoreland County Municipal Authority Revenue Bonds Capital Appreciation Series 1999A (NPFGC) (f)
08/15/22	0.000%	2,000,000	1,665,040
Total			156,681,436

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PUERTO RICO 0.9%
Commonwealth of Puerto Rico Unlimited General Obligation Bonds Series 2014A (c)
07/01/35	8.000%	$4,000,000	$3,124,880
Puerto Rico Electric Power Authority (c)
Refunding Revenue Bonds
Series 2007UU (AGM)
07/01/23	5.000%	1,000,000	1,006,460
Revenue Bonds
Series 2003NN (NPFGC)
07/01/21	5.250%	3,500,000	3,605,595
Puerto Rico Highways & Transportation Authority (c)
Refunding Revenue Bonds
Series 2003AA (NPFGC)
07/01/20	5.500%	180,000	187,375
Revenue Bonds
Series 2005K
07/01/20	5.000%	5,000,000	3,325,550
Puerto Rico Public Buildings Authority (c)
Refunding Revenue Bonds
Government Facilities
Series 2002F
07/01/20	5.250%	2,000,000	1,468,140
Series 2007M
07/01/31	6.250%	27,000,000	18,269,820
Puerto Rico Public Finance Corp. (c)
Prerefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity (AMBAC)
08/01/27	5.500%	450,000	565,407
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity
08/01/26	6.000%	2,470,000	3,207,937
Series 2002E Escrowed to Maturity (AMBAC)
08/01/27	5.500%	1,050,000	1,319,283
Total			36,080,447

RHODE ISLAND —%
Rhode Island Student Loan Authority Revenue Bonds Series 2007-2 (AMBAC) AMT (a)
12/01/37	4.850%	375,000	376,223

SOUTH CAROLINA 0.7%
City of Myrtle Beach Tax Allocation Bonds Myrtle Beach Air Force Base Series 2006A
10/01/26	5.250%	1,610,000	1,612,190
Piedmont Municipal Power Agency
Refunding Revenue Bonds
Electric
Series 1991 (NPFGC)
01/01/21	6.250%	1,250,000	1,539,200

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SOUTH CAROLINA (CONTINUED)
Unrefunded Revenue Bonds
Series 1993 (NPFGC)
01/01/25	5.375%	$11,280,000	$13,469,561
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
The Woodlands at Furman Project
Series 2012
11/15/42	6.000%	5,133,239	5,078,519
Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/23	5.750%	1,275,000	1,336,978
11/01/33	7.000%	910,000	998,679
11/01/45	7.250%	3,935,000	4,353,408
South Carolina Jobs-Economic Development Authority (f)
Refunding Revenue Bonds
The Woodlands at Furman Project
Subordinated Series 2012
11/15/47	0.000%	1,283,310	125,238
South Carolina State Public Service Authority
Prerefunded 10/01/19 Revenue Bonds
Series 2008A
01/01/28	5.375%	240,000	275,954
Unrefunded Revenue Bonds
Series 2008A
01/01/28	5.375%	10,000	11,302
Total			28,801,029

SOUTH DAKOTA 0.3%
Heartland Consumers Power District Refunding Revenue Bonds Series 1992 Escrowed to Maturity (AGM)
01/01/17	6.000%	5,930,000	6,298,846
State of South Dakota Revenue Bonds Series 1993A Escrowed to Maturity (AGM)
09/01/17	6.700%	4,610,000	4,960,498
Total			11,259,344

TENNESSEE —%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Refunding Revenue Bonds 1st Mortgage-Health Care-AHF Project Series 2003 (d)
01/01/29	8.500%	380,000	388,926
TEXAS 8.9%
Bexar County Health Facilities Development Corp.
Revenue Bonds
Army Retirement Residence Project
Series 2010
07/01/30	5.875%	1,370,000	1,526,687
07/01/45	6.200%	7,200,000	8,177,184

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Capital Area Cultural Education Facilities Finance Corp. Revenue Bonds Roman Catholic Diocese Series 2005B (g)
04/01/45	6.125%	$13,450,000	$15,507,715
Central Texas Regional Mobility Authority
Refunding Revenue Bonds
Senior Lien
Series 2013A
01/01/33	5.000%	2,700,000	2,966,409
Revenue Bonds
Senior Lien
Series 2011
01/01/41	6.000%	8,620,000	9,980,495
Central Texas Regional Mobility Authority (f)
Revenue Bonds
Capital Appreciation
Series 2010
01/01/25	0.000%	2,000,000	1,355,940
Central Texas Turnpike System
Refunding Revenue Bonds
1st Tier
Series 2012A
08/15/41	5.000%	16,075,000	17,603,250
Subordinated Series 2015C
08/15/37	5.000%	10,000,000	10,825,600
Subordinated Refunding Revenue Bonds
Series 2015C
08/15/42	5.000%	14,730,000	15,874,816
Central Texas Turnpike System (f)
Unrefunded Revenue Bonds
1st Tier
Series 2002A (AMBAC)
08/15/18	0.000%	4,250,000	4,025,940
City of Austin Electric Utility Refunding Revenue Bonds Series 2008A
11/15/35	5.250%	8,000,000	8,915,520
City of Houston Airport System
Refunding Revenue Bonds
Senior Lien
Series 2009A
07/01/34	5.500%	10,500,000	11,807,355
City of Houston Airport System (a)
Refunding Revenue Bonds
Special Facilities-Continental Airlines
Series 2011A AMT
07/15/30	6.500%	5,555,000	6,523,014
Subordinated Lien
Series 2012A AMT
07/01/31	5.000%	5,000,000	5,518,350
United Airlines, Inc.
Series 2014 AMT
07/01/29	5.000%	4,000,000	4,241,840

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
City of Houston Revenue Bonds Capital Appreciation-Convention Series 2001B (AMBAC) (f)
09/01/17	0.000%	$2,000,000	$1,927,200
Clifton Higher Education Finance Corp.
Revenue Bonds
Idea Public Schools
Series 2011
08/15/41	5.750%	2,000,000	2,253,240
Series 2012
08/15/32	5.000%	2,165,000	2,353,420
08/15/42	5.000%	2,350,000	2,522,279
Series 2013
08/15/33	6.000%	990,000	1,188,030
Dallas County Flood Control District No. 1 Unlimited General Obligation Refunding Bonds Series 2002
04/01/32	7.250%	7,500,000	7,523,775
Dallas/Fort Worth International Airport
Refunding Revenue Bonds
Series 2012B
11/01/35	5.000%	10,000,000	11,121,700
Dallas/Fort Worth International Airport (a)
Refunding Revenue Bonds
Series 2014A AMT
11/01/32	5.000%	3,400,000	3,764,378
Deaf Smith County Hospital District Limited General Obligation Bonds Series 2010A
03/01/40	6.500%	4,000,000	4,482,160
Harris County Health Facilities Development Corp.
Prerefunded 12/01/18 Revenue Bonds
Memorial Hermann Healthcare System
Series 2008B
12/01/35	7.250%	8,800,000	10,683,200
Revenue Bonds
St. Luke’s Episcopal Hospital Project
Series 1991 Escrowed to Maturity
02/15/21	6.750%	1,965,000	2,214,162
Houston Higher Education Finance Corp. Revenue Bonds Harmony Public Schools Series 2011A
05/15/41	6.875%	4,045,000	4,962,608
La Vernia Higher Education Finance Corp. Prerefunded 08/15/19 Revenue Bonds Kipp, Inc. Series 2009A
08/15/44	6.375%	7,500,000	9,018,450
Matagorda County Navigation District No. 1 Refunding Revenue Bonds Central Power & Light Co. Project Series 2001A
11/01/29	6.300%	2,800,000	3,199,420

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Mission Economic Development Corp Revenue Bonds Dallas Clean Energy McCommas Series 2011 AMT (a)
12/01/24	6.875%	$15,000,000	$15,757,800
New Hope Cultural Education Facilities Corp.
Revenue Bonds
Collegiate Housing College Station
Series 2014
04/01/46	5.000%	7,250,000	7,749,888
Collegiate Housing Tarleton State University
Series 2015
04/01/47	5.000%	2,995,000	3,184,643
North Texas Tollway Authority
Prerefunded 01/01/18 Revenue Bonds
Toll 2nd Tier
Series 2008F (GNMA/FNMA)
01/01/38	5.750%	11,355,000	12,765,632
Refunding Revenue Bonds
1st Tier
Series 2009C
01/01/44	5.250%	5,000,000	5,286,250
Series 2011
01/01/38	5.000%	5,500,000	5,917,725
Series 2012B
01/01/42	5.000%	12,845,000	13,949,798
Series 2015A
01/01/38	5.000%	9,230,000	10,095,312
Red River Health Facilities Development Corp.
Revenue Bonds
MRC Crossings Project
Series 2014A
11/15/34	7.500%	2,000,000	2,337,580
11/15/44	7.750%	2,800,000	3,290,112
San Juan Higher Education Finance Authority Revenue Bonds Idea Public Schools Series 2010A
08/15/40	6.700%	2,700,000	3,183,840
Sanger Industrial Development Corp. Revenue Bonds Texas Pellets Project Series 2012B AMT (a)
07/01/38	8.000%	35,000,000	39,438,350
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Trinity Terrace Project
Series 2014
10/01/44	5.000%	2,500,000	2,640,225
10/01/49	5.000%	1,870,000	1,973,505
Revenue Bonds
Air Force Villages, Inc. Obligation Group
Series 2007
05/15/27	5.125%	2,000,000	2,026,480
05/15/37	5.125%	2,000,000	2,012,060
CC Young Memorial Home

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Series 2009A
02/15/38	8.000%	$4,000,000	$4,556,360
Stayton at Museum Way
Series 2009A
11/15/44	8.250%	12,000,000	11,868,360
Texas City Industrial Development Corp. Refunding Revenue Bonds Arco Pipe Line Co. Project Series 1990
10/01/20	7.375%	2,000,000	2,539,160
Texas Municipal Gas Acquisition & Supply Corp. III
Revenue Bonds
Series 2012
12/15/29	5.000%	8,300,000	9,149,920
12/15/32	5.000%	7,500,000	8,183,925
Travis County Health Facilities Development Corp. Revenue Bonds Querencia Barton Creek Project Series 2005
11/15/25	5.500%	1,000,000	1,009,120
Uptown Development Authority Tax Allocation Bonds Infrastructure Improvement Facilities Series 2009
09/01/29	5.500%	500,000	551,305
Total			361,531,487
UTAH —%
Utah Housing Corp. Revenue Bonds Series 2003A-1 AMT (a)
07/01/24	5.125%	465,000	466,209
VIRGIN ISLANDS 0.1%
Virgin Islands Public Finance Authority Refunding Revenue Bonds Gross Receipts Taxes Loan Series 2012-A (c)
10/01/32	5.000%	4,000,000	4,353,520
VIRGINIA 0.8%
City of Chesapeake Expressway Toll Road Revenue Bonds Transportation System Senior Series 2012A
07/15/47	5.000%	7,505,000	7,923,479
Fairfax County Industrial Development Authority Refunding Revenue Bonds Inova Health System Project Series 1993
08/15/23	5.000%	10,000,000	11,832,400
Fredericksburg Economic Development Authority

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
VIRGINIA (CONTINUED)
Refunding Revenue Bonds
Mary Washington Healthcare Obligation
Series 2014
06/15/30	5.000%	$1,000,000	$1,092,570
06/15/31	5.000%	800,000	871,480
06/15/33	5.000%	500,000	541,470
Mosaic District Community Development Authority Special Assessment Bonds Series 2011A
03/01/26	6.625%	2,145,000	2,467,844
Richmond Metropolitan Authority Refunding Revenue Bonds Series 1998 (NPFGC)
07/15/22	5.250%	5,380,000	6,058,041
Total			30,787,284
WASHINGTON 2.0%
Greater Wenatchee Regional Events Center Public Facilities District
Revenue Bonds
Series 2012A
09/01/27	5.000%	1,540,000	1,643,550
09/01/32	5.250%	1,000,000	1,050,500
Skagit County Public Hospital District No. 1
Revenue Bonds
Skagit Valley Hospital
Series 2005
12/01/30	5.500%	1,235,000	1,257,045
Series 2007
12/01/28	5.750%	1,500,000	1,632,330
12/01/32	5.750%	2,000,000	2,149,260
Snohomish County Public Utility District No. 1 Refunding Revenue Bonds Generation System Series 1986A Escrowed to Maturity
01/01/20	5.000%	12,000,000	13,999,080
Washington Health Care Facilities Authority Revenue Bonds Overlake Hospital Medical Center Series 2010
07/01/30	5.500%	3,000,000	3,411,960
Washington Higher Education Facilities Authority Refunding Revenue Bonds Whitworth University Project Series 2009
10/01/40	5.625%	4,685,000	5,041,528
Washington State Housing Finance Commission
Refunding Revenue Bonds
Nonprofit Housing-Mirabella
Series 2012
10/01/32	6.500%	9,900,000	10,759,518
10/01/47	6.750%	1,000,000	1,088,620
Presbyterian Retirement
Series 2013
01/01/23	5.000%	1,325,000	1,405,414

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WASHINGTON (CONTINUED)
01/01/28	5.000%	$2,015,000	$2,075,652
01/01/33	5.000%	2,570,000	2,612,379
01/01/43	5.250%	7,550,000	7,714,288
Skyline at First Hill Project
Series 2012
01/01/19	7.000%	4,315,000	4,666,672
Revenue Bonds
Skyline at First Hill Project
Series 2007A
01/01/27	5.625%	2,500,000	2,515,000
01/01/38	5.625%	19,450,000	19,239,551
Total			82,262,347
WEST VIRGINIA 0.3%
West Virginia Economic Development Authority Refunding Revenue Bonds Appalachian Power Co.-Amos Project Series 2010A (g)
12/01/38	5.375%	3,850,000	4,204,084
West Virginia State Building Commission Refunding Revenue Bonds West Virginia Regional Jail Series 1998A (AMBAC)
07/01/21	5.375%	3,215,000	3,651,790
West Virginia University Revenue Bonds University of West Virginia System Projects Series 1998A (NFPGC)
04/01/28	5.250%	5,000,000	6,117,750
Total			13,973,624
WISCONSIN 4.0%
City of La Crosse Refunding Revenue Bonds Northern States Power Co. Project Series 1996 AMT (a)
11/01/21	6.000%	6,000,000	7,335,720
Monroe Redevelopment Authority Revenue Bonds Monroe Clinic, Inc. Series 2009
02/15/39	5.875%	5,000,000	5,541,600
Public Finance Authority (a)
Refunding Revenue Bonds
TRIPS Senior Obligation Group
Series 2012 AMT
07/01/28	5.250%	4,000,000	4,457,720
07/01/42	5.000%	2,000,000	2,119,000
State of Wisconsin Revenue Bonds Series 2009A
05/01/33	5.750%	17,700,000	20,452,881
Wisconsin Health & Educational Facilities Authority

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WISCONSIN (CONTINUED)
Prerefunded 02/15/19 Revenue Bonds
ProHealth Care, Inc. Obligation Group
Series 2009
02/15/39	6.625%	$25,150,000	$30,192,072
Prerefunded 04/01/18 Revenue Bonds
Riverview Hospital Association
Series 2008
04/01/33	5.750%	6,000,000	6,607,920
04/01/38	5.750%	4,000,000	4,387,400
Refunding Revenue Bonds
Wheaton Healthcare
Series 2006B
08/15/24	5.125%	15,910,000	16,719,660
08/15/25	5.125%	15,500,000	16,272,520
Revenue Bonds
Aurora Health Care, Inc.
Series 2010A
04/15/39	5.625%	6,100,000	6,767,279
Beaver Dam Community Hospitals
Series 2013A
08/15/28	5.125%	6,750,000	7,233,637
08/15/34	5.250%	8,000,000	8,536,320
Medical College of Wisconsin
Series 2008A
12/01/35	5.250%	14,400,000	15,927,552
ProHealth Care, Inc.
Series 2012
08/15/28	5.000%	1,570,000	1,776,628
St. John’s Community, Inc.
Series 2009A
09/15/29	7.250%	1,000,000	1,169,820
09/15/39	7.625%	1,000,000	1,180,160
ThedaCare, Inc.
Series 2015
12/15/44	5.000%	6,725,000	7,415,792
Total			164,093,681
WYOMING 0.2%
County of Campbell Revenue Bonds Basin Electric Power Cooperative Series 2009A
07/15/39	5.750%	7,900,000	9,063,038
Total Municipal Bonds (Cost: $3,654,391,859)			$4,005,136,825

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds Held in Trust 0.4%
MASSACHUSETTS 0.4%
Massachusetts Health & Educational Facilities Authority Revenue Bonds Harvard University Series 2009A (b)(g)(h)
11/15/36	5.500%	$16,000,000	$18,388,480
Total Municipal Bonds Held in Trust (Cost: $17,440,811)			$18,388,480

Issue Description	Effective Yield	Principal Amount	Value

Floating Rate Notes 0.2%
NEW YORK 0.2%
New York City Water & Sewer System Revenue Bonds 2nd General Resolution VRDN Series 2013 (JPMorgan Chase Bank) (g)(i)
06/15/50	0.130%	6,600,000	6,600,000
Total Floating Rate Notes (Cost: $6,600,000)			$6,600,000

Municipal Short Term 0.1%
LOUISIANA 0.1%
Louisiana Public Facilities Authority Revenue Bonds Louisiana Pellets, Inc. Project Series 2013 AMT (a)
08/01/15	7.980%	2,485,000	2,494,692
Total Municipal Short Term (Cost: $2,485,000)			$2,494,692

	Shares	Value

Money Market Funds 0.2%

Dreyfus Tax-Exempt Cash Management Fund, 0.000% (j)	5,069,335	$5,069,335
JPMorgan Municipal Money Market Fund, 0.010% (j)	3,816,207	3,816,207
Total Money Market Funds (Cost: $8,885,542)		$8,885,542

Total Investments (Cost: $3,689,803,212) (k)	$4,041,505,539(l)
Other Assets & Liabilities, Net	41,805,559
Net Assets	$4,083,311,098

Notes to Portfolio of Investments

(a)	Income from this security may be subject to alternative minimum tax.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, the value of these securities amounted to $65,654,087 or 1.61% of net assets.

(c)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At April 30, 2015, the value of these securities amounted to $65,664,411 or 1.61% of net assets.

(d)

Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at April 30, 2015 was $32,221,943, which represents 0.79% of net assets.  Information concerning such security holdings at April 30, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
Boston Industrial Development Financing Authority
Revenue Bonds
Crosstown Center Project
Senior Series 2002 AMT
09/01/35 6.500%	09-20-2002 - 04-07-2008	4,955,728

Broward County Housing Finance Authority
Revenue Bonds
Chaves Lake Apartments Project
Series 2000A AMT	3-7-2000	7,511,404
07/01/40 7.500%

Cabazon Band Mission Indians
Revenue Bonds
Mortgage Notes
Series 2004	5-14-2010	365,949
10/01/13 13.000%

Cabazon Band Mission Indians
Revenue Bonds
Mortgage Notes
Series 2004	10-04-2004 - 05-14-2010	1,691,224
10/01/15 8.375%

Cabazon Band Mission Indians
Revenue Bonds
Mortgage Notes
Series 2004
10/01/19 8.750%	10-04-2004 - 05-14-2010	8,381,812

Cabazon Band Mission Indians
Revenue Bonds
Mortgage Notes
Series 2010
10/01/20 8.375%	5-14-2010	1,415,000
California Municipal Finance Authority
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011 AMT
12/01/32 7.500%	12-22-2011	1,830,000
Capital Trust Agency, Inc.
Revenue Bonds
Atlantic Housing Foundation
Subordinated Series 2008B
07/15/32 7.000%	7-23-2008	1,820,000

Security Description	Acquisition Dates	Cost ($)
Durham Housing Authority
Revenue Bonds
Magnolia Pointe Apartments
Series 2005 AMT
02/01/38 5.650%	12-18-2006	3,110,955

Indianapolis Airport Authority
Revenue Bonds
Special Facilities-United Air Lines Project
Series 1995A AMT
11/15/31 6.500%	10-17-1995 - 10-31-2012	780,786

Metropolitan Government Nashville & Davidson County
Health & Educational Facilities Board
Refunding Revenue Bonds
1st Mortgage-Health Care-AHF Project
Series 2003
01/01/29 8.500%	12-30-2003	359,073

Middlesex County Improvement Authority
Revenue Bonds
Heldrich Center Hotel
Series 2005C	9-25-2007	1,461,135
01/01/37 8.750%

Middlesex County Improvement Authority
Subordinated Revenue Bonds
Heldrich Center Hotel
Subordinated Series 2005B	3-18-2005	3,865,993
01/01/37 6.250%

Rankin County Five Lakes Utility District
Series 1994	10-2-2007	450,000
07/15/37 7.000%

Resolution Trust Corp.
Pass-Through Certificates
Series 1993A	8-27-1993	6,639,952
12/01/16 8.500%

Toledo-Lucas County Port Authority
Special Assessment Bonds
Town Square at Levi Commons
Series 2007	8-15-2007	2,605,000
11/01/36 5.400%

Washington County Industrial Development Authority
Refunding Revenue Bonds
1st Mortgage-AHF/Central Project
Series 2003	12-30-2003	1,696,149
01/01/29 8.500%

(e)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2015, the value of these securities amounted to $4,529,157, which represents 0.11% of net assets.

(f)	Zero coupon bond.
(g)	Variable rate security.
(h)

The Fund entered into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trust funds the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund’s Portfolio of Investments.

(i)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(j)	The rate shown is the seven-day current annualized yield at April 30, 2015.
(k)

At April 30, 2015, the cost of securities for federal income tax purposes was approximately $3,689,803,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$397,354,000
Unrealized Depreciation	(45,651,000)
Net Unrealized Appreciation	$351,703,000

(l)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IBC	Insurance Bond Certificate
MGIC	Mortgage Guaranty Insurance Corporation
NPFGC	National Public Finance Guarantee Corporation
TCRS	Transferable Custodial Receipts
VRDN	Variable Rate Demand Note

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	-	4,005,136,825	-	4,005,136,825
Municipal Bonds Held in Trust	-	18,388,480	-	18,388,480
Total Bonds	-	4,023,525,305	-	4,023,525,305
Short-Term Securities
Floating Rate Notes	-	-	6,600,000	6,600,000
Municipal Short Term	-	2,494,692	-	2,494,692
Total Short-Term Securities	-	2,494,692	6,600,000	9,094,692
Mutual Funds
Money Market Funds	8,885,542	-	-	8,885,542
Total Mutual Funds	8,885,542	-	-	8,885,542
Total	8,885,542	4,026,019,997	6,600,000	4,041,505,539

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

Portfolio of Investments

Columbia U.S. Social Bond Fund

April 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 77.4%
ALABAMA 4.6%
Birmingham Water Works Board Revenue Bonds Series 2015B
01/01/31	5.000%	$250,000	$283,158
Butler County Board of Education Refunding Revenue Bonds Series 2015 (AGM) (a)
07/01/26	5.000%	250,000	292,377
Total			575,535
ARIZONA 2.4%
Pinal County Union High School District No. 82 Casa Grande Unlimited General Obligation Refunding Bonds Series 2015 (AGM)
07/01/26	5.000%	250,000	296,187
CALIFORNIA 16.5%
California Municipal Finance Authority Revenue Bonds NorthBay Healthcare Group Series 2015
11/01/26	5.000%	250,000	279,698
Los Angeles County Sanitation Districts Financing Authority Subordinated Refunding Revenue Bonds Capital Projects - District #14 Series 2015 (a)
10/01/28	5.000%	500,000	579,520
Moreno Valley Unified School District Unlimited General Obligation Bonds Election 2014 Series 2015A (AGM)
08/01/28	5.000%	250,000	295,797
Pajaro Valley Water Management Agency Refunding Revenue Bonds Series 2015 (AGM)
03/01/22	5.000%	250,000	294,350
Santa Maria Bonita School District Unlimited General Obligation Bonds Series 2015
08/01/31	5.000%	250,000	291,198
West Kern Community College District Unlimited General Obligation Refunding Bonds Series 2015A (AGM)
11/01/24	5.000%	250,000	299,607
Total			2,040,170

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CONNECTICUT 2.3%
State of Connecticut Clean Water Fund-State Revolving Fund Revenue Bonds Green Bonds Series 2015A (a)
03/01/19	5.000%	$250,000	$286,258
GEORGIA 4.0%
Georgia Housing & Finance Authority Refunding Revenue Bonds Series 2015A-2 AMT (b)
06/01/20	2.000%	500,000	497,635
LOUISIANA 1.9%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds Bellemont Apartments Homes Project Series 2015
04/01/34	4.125%	250,000	240,915
MARYLAND 4.5%
Maryland Health & Higher Educational Facilities Authority (a)
Refunding Revenue Bonds
The John Hopkins Health System
Series 2015
05/15/19	5.000%	250,000	286,345
University of Maryland Medical System
Series 2015
07/01/19	4.000%	250,000	274,615
Total			560,960
MASSACHUSETTS 2.2%
Massachusetts Development Finance Agency Revenue Bonds Green Bonds - Boston Medical Center Series 2015
07/01/44	5.000%	250,000	266,188
MINNESOTA 2.4%
Dakota County Community Development Agency Refunding Revenue Bonds Series 2015B (a)
01/01/21	5.000%	250,000	293,665
NEBRASKA 2.0%
Nebraska Investment Finance Authority Single Family Housing Revenue Bonds Series 2015
09/01/30	3.450%	250,000	245,313

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK 2.0%
Housing Development Corp. Revenue Bonds Series 2015A-1
11/01/18	1.150%	$250,000	$248,803
NORTH CAROLINA 2.4%
County of Sampson Refunding Limited Obligation Bonds — High School Projects Series 2015 (a)
12/01/29	5.000%	250,000	292,582
OREGON 2.4%
State of Oregon Unlimited General Obligation Bonds — Community College Projects Series 2015J
08/01/28	5.000%	250,000	301,207
PENNSYLVANIA 9.3%
City of Philadelphia Water & Wastewater Refunding Revenue Bonds Series 2015B
07/01/28	5.000%	250,000	291,032
Philadelphia Redevelopment Authority Refunding Revenue Bonds Series 2015A
04/15/28	5.000%	250,000	283,770
State Public School Building Authority Refunding Revenue Bonds The School District of Philadelphia Project Series 2015
06/01/24	5.000%	500,000	577,890
Total			1,152,692
SOUTH CAROLINA 2.3%
SCAGO Educational Facilities Corp. for Cherokee School District No. 1 Refunding Revenue Bonds Series 2015 (a)
12/01/27	5.000%	250,000	290,513

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS 12.0%
Cotulla Independent School District Unlimited General Obligation Bonds School Building Series 2015 (a)
02/15/19	5.000%	$250,000	$283,540
Ennis Independent School District Unlimited General Obligation Refunding Bonds Series 2015 (a)
08/15/23	5.000%	500,000	607,910
Lone Star College System Limited General Obligation Refunding Bonds Series 2015B
02/15/22	5.000%	500,000	597,000
Total			1,488,450
WASHINGTON 4.2%
Energy Northwest Wind Project Refunding Revenue Bonds Series 2015
07/01/29	4.000%	500,000	519,045
Total Municipal Bonds (Cost: $9,686,529)			$9,596,118

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 7.1%
Life Insurance 0.9%
Five Corners Funding Trust (c)
11/15/23	4.419%	100,000	106,998
Media and Entertainment 2.3%
Time Warner, Inc.
03/15/20	4.875%	250,000	279,652
Natural Gas 2.0%
Sempra Energy
03/15/20	2.400%	250,000	251,658
Wirelines 1.9%
Verizon Communications, Inc.
11/01/22	2.450%	250,000	239,605
Total Corporate Bonds & Notes (Cost: $888,882)			$877,913

	Shares	Value

Money Market Funds 43.1%
JPMorgan Tax-Free Money Market Fund, 0.010% (d)	5,349,764	$5,349,764
Total Money Market Fund (Cost: $5,349,764)		5,349,764

Total Investments
(Cost: $15,925,175) (e)	$15,823,795(f)
Other Assets & Liabilities, Net	(3,422,561)
Net Assets	$12,401,234

Notes to Portfolio of Investments

(a)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(b)	Income from this security may be subject to alternative minimum tax.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, the value of these securities amounted to $106,998 or 0.86% of net assets.

(d)	The rate shown is the seven-day current annualized yield at April 30, 2015.
(e)

At April 30, 2015, the cost of securities for federal income tax purposes was approximately $15,925,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$—
Unrealized Depreciation	(101,000)
Net Unrealized Depreciation	$(101,000)

(f)	Investments are valued using policies described below.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity,  type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Short-term securities within 60 days to maturity are valued at amortized cost, which approximates market value. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMT	Alternative Minimum Tax

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting  members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific  valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of  Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances  when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques;  securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss  additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or  approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board  at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific  or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the  reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and  changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However,  the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	-	9,596,118	-	9,596,118
Corporate Bonds & Notes	-	877,913	-	877,913
Total Bonds	-	10,474,031	-	10,474,031
Mutual Funds
Money Market Funds	5,349,764	-	-	5,349,764
Total Mutual Funds	5,349,764	-	-	5,349,764
Total	5,349,764	10,474,031	-	15,823,795

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	June 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	June 19, 2015

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	June 19, 2015